UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Target Date Portfolios
	*Target Date Retirement	Target Date 2035	Target Date 2050
	Target Date 2025	Target Date 2040	Target Date 2055
	Target Date 2030	Target Date 2045	Target Date 2060

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service and Class R6 shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolios’ transfer agent if you invest directly with the transfer agent.

*Effective December 27, 2019 the Target Date 2020 Portfolio was renamed the Target Date Retirement Portfolio.

Goldman Sachs Target Date Portfolios

∎	TARGET DATE RETIREMENT

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Portfolios’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Portfolio shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

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FUND BASICS

Target Date Retirement Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 Index (Total Return, Unhedged, USD)[2]
Class A	1.97%	1.88%
Institutional	2.19	1.88
Service	1.93	1.88
Investor	2.07	1.88
Class R	1.92	1.88
Class R6	2.20	1.88

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2020 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

iShares Core U.S. Aggregate Bond ETF	25.4%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	23.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	16.9	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	8.0	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	5.8	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.4	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.7	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.5	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.4	Exchange Traded Funds
iShares JP Morgan EM Local Currency Bond ETF	1.4	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of 2/29/20	As of 8/31/19

Bond Funds	65.1%	59.8%
Stock Funds	20.3	19.9
Foreign Stock Funds	13.7	14.9
Investment Companies (other than Exchange-Traded Funds)	0.0	4.2

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2025 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 Index (Total Return, Unhedged, USD)[2]
Class A	1.72%	1.63%
Institutional	1.94	1.63
Service	1.68	1.63
Investor	1.93	1.63
Class R	1.64	1.63
Class R6	1.98	1.63

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2025 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	22.7%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	20.5	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	18.0	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	11.4	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	5.8	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	5.1	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3.9	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.4	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.8	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	1.4	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of 2/29/20	As of 8/31/19

Bond Funds	55.1%	51.7%
Stock Funds	26.5	25.9
Foreign Stock Funds	17.7	19.1
Investment Companies (other than Exchange-Traded Funds)	0.0	1.8

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2030 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 Index (Total Return, Unhedged, USD)[2]
Class A	1.38%	1.34%
Institutional	1.53	1.34
Service	1.41	1.34
Investor	1.55	1.34
Class R	1.31	1.34
Class R6	1.55	1.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2030 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	28.7%	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	17.6	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	13.8	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	11.5	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	6.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	5.0	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.2	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	1.6	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of 2/29/20	As of 8/31/19

Bond Funds	45.9%	43.2%
Stock Funds	31.5	30.6
Foreign Stock Funds	21.2	22.6
Investment Companies (other than Exchange-Traded Funds)	0.3	2.6

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2035 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 Index (Total Return, Unhedged, USD)[2]
Class A	1.35%	1.04%
Institutional	1.39	1.04
Service	1.14	1.04
Investor	1.37	1.04
Class R	1.10	1.04
Class R6	1.37	1.04

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2035 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	33.8%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	16.4	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	15.4	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	6.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	5.3	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.9	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	4.7	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	3.6	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	1.5	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of 2/29/20	As of 8/31/19

Bond Funds	37.5%	34.0%
Stock Funds	36.5	36.9
Foreign Stock Funds	24.5	26.1
Investment Companies (other than Exchange-Traded Funds)	0.1	1.5

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2040 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 Index (Total Return, Unhedged, USD)[2]
Class A	1.01%	0.74%
Institutional	1.19	0.74
Service	1.00	0.74
Investor	1.09	0.74
Class R	0.87	0.74
Class R6	1.21	0.74

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2040 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	40.3%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	19.5	Exchange Traded Funds
Goldman Sachs Access Investment Grade Corporate Bond ETF	8.4	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	6.2	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.8	Exchange Traded Funds
Goldman Sachs Access Inflation Protected USD Bond ETF	3.7	Exchange Traded Funds
iShares Core U.S. Aggregate Bond ETF	3.0	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	2.9	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.4	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.4	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of 2/29/20	As of 8/31/19

Stock Funds	44.3%	43.9%
Foreign Stock Funds	29.2	30.9
Bond Funds	24.7	21.5
Investment Companies (other than Exchange-Traded Funds)	0.5	2.4

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2045 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 Index (Total Return, Unhedged, USD)[2]
Class A	0.24%	0.49%
Institutional	0.44	0.49
Service	0.20	0.49
Investor	0.44	0.49
Class R	0.15	0.49
Class R6	0.44	0.49

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2045 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	42.8%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.9	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.2	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	3.5	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.2
Goldman Sachs Access High Yield Corporate Bond ETF	2.1	Exchange Traded Funds
Vanguard Real Estate ETF	1.1	Exchange Traded Funds
iShares Global Infrastructure ETF	1.1	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of 2/29/20	As of 8/31/19

Stock Funds	47.4%	50.3%
Foreign Stock Funds	35.7	35.9
Bond Funds	9.3	8.1
Investment Companies (other than Exchange-Traded Funds)	5.9	4.0

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2050 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 Index (Total Return, Unhedged, USD)[2]
Class A	0.06%	0.54%
Institutional	0.34	0.54
Service	0.02	0.54
Investor	0.24	0.54
Class R	-0.09	0.54
Class R6	0.36	0.54

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2050 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	41.6%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.9	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.7	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.1	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.0	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.3	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.2	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	1.7	Exchange Traded Funds
Vanguard Real Estate ETF	1.2	Exchange Traded Funds
iShares Global Infrastructure ETF	1.1	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holding	As of 2/29/20	As of 8/31/19

Stock Funds	46.8%	49.8%
Foreign Stock Funds	36.0	36.1
Bond Funds	8.9	8.0
Investment Companies (other than Exchange-Traded Funds)	7.6	4.5

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2055 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 Index (Total Return, Unhedged, USD)[2]
Class A	0.38%	0.36%
Institutional	0.46	0.36
Service	0.23	0.36
Investor	0.45	0.36
Class R	0.09	0.36
Class R6	0.48	0.36

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2055 Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	42.1%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.5	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.9	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.1	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	3.1	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	2.1	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	2.1	Exchange Traded Funds
Vanguard Real Estate ETF	1.2	Exchange Traded Funds
iShares Global Infrastructure ETF	1.1	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Percentage of Net Assets	As of 2/29/20	As of 8/31/19

Stock Funds	47.4%	49.8%
Foreign Stock Funds	35.6	36.2
Bond Funds	9.1	8.2
Investment Companies (other than Exchange-Traded Funds)	6.2	4.1

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2060 Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2060+ Index (Total Return, Unhedged, USD)[2]
Class A	0.62%	0.54%
Institutional	0.90	0.54
Service	0.63	0.54
Investor	0.77	0.54
Class R	0.51	0.54
Class R6	0.91	0.54

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date To 2060+ Index (Total Return, Unhedged, USD) is part of the S&P Target Date Index Series, which is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	43.2%	Exchange Traded Funds
Goldman Sachs ActiveBeta International Equity ETF	23.1	Exchange Traded Funds
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	7.8	Exchange Traded Funds
Vanguard Long-Term Corporate Bond ETF	4.2	Exchange Traded Funds
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	4.1	Exchange Traded Funds
iShares MSCI EAFE Small-Cap ETF	2.9	Exchange Traded Funds
iShares JP Morgan USD Emerging Markets Bond ETF	1.9	Exchange Traded Funds
Goldman Sachs Access High Yield Corporate Bond ETF	1.9	Exchange Traded Funds
Vanguard Real Estate ETF	1.0	Exchange Traded Funds
iShares Global Infrastructure ETF	1.0	Exchange Traded Funds

‡	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION*

Holdings	As of 2/29/20	As of 8/31/19

Stock Funds	48.2%	50.3%
Foreign Stock Funds	34.7	36.0
Bond Funds	8.8	8.1
Investment Companies (other than Exchange-Traded Funds)	6.7	4.3

*	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 99.1%
Bond Funds – 65.1%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$91,056
7,491	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	404,814
29,925	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,618,942
15,286	iShares Core U.S. Aggregate Bond ETF	1,776,539
2,261	iShares JP Morgan EM Local Currency Bond ETF	96,138
2,263	iShares JP Morgan USD Emerging Markets Bond ETF	258,253
2,919	Vanguard Long-Term Corporate Bond ETF	310,436

		4,556,178

Foreign Stock Funds – 13.7%
7,914	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	245,413
20,888	Goldman Sachs ActiveBeta International Equity ETF(a)	562,723
1,586	iShares Global Infrastructure ETF	70,006
1,478	iShares MSCI EAFE Small-Cap ETF	80,640

		958,782

Exchange Traded Funds – (continued)
Stock Funds – 20.3%
19,671	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,180,063
3,981	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	165,809
830	Vanguard Real Estate ETF	72,484

		1,418,356

TOTAL INVESTMENTS – 99.1%
(Cost $6,491,006)		$6,933,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		64,054

NET ASSETS – 100.0%		$6,997,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	1	03/20/20	$147,555	$(13,647)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 99.3%
Bond Funds – 55.1%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$83,289
7,960	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	430,159
28,100	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,520,210
11,529	iShares Core U.S. Aggregate Bond ETF	1,339,900
2,115	iShares JP Morgan EM Local Currency Bond ETF	89,930
2,211	iShares JP Morgan USD Emerging Markets Bond ETF	252,319
3,569	Vanguard Long-Term Corporate Bond ETF	379,563

		4,095,370

Foreign Stock Funds – 17.7%
9,416	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	291,990
31,458	Goldman Sachs ActiveBeta International Equity ETF(a)	847,479
1,622	iShares Global Infrastructure ETF	71,595
1,889	iShares MSCI EAFE Small-Cap ETF	103,064

		1,314,128

Stock Funds – 26.5%
28,086	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,684,879
5,030	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	209,500
849	Vanguard Real Estate ETF	74,143

		1,968,522

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,961,421)		$7,378,020

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund – Class R6
987	1.507%	$987
(Cost $987)

TOTAL INVESTMENTS – 99.3%
(Cost $6,962,408)		$7,379,007

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		54,298

NET ASSETS – 100.0%		$7,433,305

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	1	03/20/20	$147,555	$(13,647)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited

Shares	Description	Value

Exchange Traded Funds – 98.6%
Bond Funds – 45.9%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$55,982
4,995	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	269,930
14,474	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	783,043
4,391	iShares Core U.S. Aggregate Bond ETF	510,322
1,340	iShares JP Morgan EM Local Currency Bond ETF	56,977
1,241	iShares JP Morgan USD Emerging Markets Bond ETF	141,623
2,088	Vanguard Long-Term Corporate Bond ETF	222,059

		2,039,936

Foreign Stock Funds – 21.2%
6,032	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	187,052
22,820	Goldman Sachs ActiveBeta International Equity ETF(a)	614,771
1,112	iShares Global Infrastructure ETF	49,084
1,673	iShares MSCI EAFE Small-Cap ETF	91,279

		942,186

Stock Funds – 31.5%
21,273	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,276,167
1,752	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	72,971
582	Vanguard Real Estate ETF	50,826

		1,399,964

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,110,556)		$4,382,086

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund – Class R6
15,214	1.507%	$15,214
(Cost $15,214)

TOTAL INVESTMENTS – 98.9%
(Cost $4,125,770)		$4,397,300

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		47,711

NET ASSETS – 100.0%		$4,445,011

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	1	03/20/20	$73,745	$(8,484)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.5%
Bond Funds – 37.5%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$82,312
7,309	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	394,978
18,421	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	996,576
2,608	iShares Core U.S. Aggregate Bond ETF	303,102
1,760	iShares JP Morgan EM Local Currency Bond ETF	74,835
2,020	iShares JP Morgan USD Emerging Markets Bond ETF	230,523
3,192	Vanguard Long-Term Corporate Bond ETF	339,469

		2,421,795

Foreign Stock Funds – 24.5%
10,117	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	313,728
39,211	Goldman Sachs ActiveBeta International Equity ETF(a)	1,056,345
1,606	iShares Global Infrastructure ETF	70,889
2,493	iShares MSCI EAFE Small-Cap ETF	136,018

		1,576,980

Stock Funds – 36.5%
36,346	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,180,397
2,371	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	98,752
840	Vanguard Real Estate ETF	73,357

		2,352,506

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,951,409)		$6,351,281

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund – Class R6
8,813	1.507%	$8,813
(Cost $8,813)

TOTAL INVESTMENTS – 98.6%
(Cost $5,960,222)		$6,360,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		90,868

NET ASSETS – 100.0%		$6,450,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(17,178)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 24.7%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$103,855
4,777	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	258,149
10,713	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	579,573
1,779	iShares Core U.S. Aggregate Bond ETF	206,755
1,561	iShares JP Morgan EM Local Currency Bond ETF	66,374
1,480	iShares JP Morgan USD Emerging Markets Bond ETF	168,898
3,107	Vanguard Long-Term Corporate Bond ETF	330,429

		1,714,033

Foreign Stock Funds – 29.2%
13,880	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	430,419
50,248	Goldman Sachs ActiveBeta International Equity ETF(a)	1,353,681
1,637	iShares Global Infrastructure ETF	72,257
3,101	iShares MSCI EAFE Small-Cap ETF	169,191

		2,025,548

Stock Funds – 44.3%
46,554	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,792,774
4,912	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	204,585
856	Vanguard Real Estate ETF	74,755

		3,072,114

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,419,902)		$6,811,695

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Class R6
37,731	1.507%	$37,731
(Cost $37,731)

TOTAL INVESTMENTS – 98.7%
(Cost $6,457,633)		$6,849,426

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		87,742

NET ASSETS – 100.0%		$6,937,168

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(16,997)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.4%
Bond Funds – 9.3%
2,990	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$146,061
1,334	iShares JP Morgan EM Local Currency Bond ETF	56,722
1,313	iShares JP Morgan USD Emerging Markets Bond ETF	149,840
2,683	Vanguard Long-Term Corporate Bond ETF	285,337

		637,960

Foreign Stock Funds – 35.7%
17,533	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	543,698
59,915	Goldman Sachs ActiveBeta International Equity ETF(a)	1,614,110
1,739	iShares Global Infrastructure ETF	76,759
4,051	iShares MSCI EAFE Small-Cap ETF	221,023

		2,455,590

Stock Funds – 47.4%
49,114	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,946,349
5,727	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	238,530
910	Vanguard Real Estate ETF	79,470

		3,264,349

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,036,843)		$6,357,899

Shares	Dividend Rate	Value

Investment Company(a) – 5.9%
Goldman Sachs Financial Square Government Fund – Class R6
406,626	1.507%	$406,626
(Cost $406,626)

TOTAL INVESTMENTS – 98.3%
(Cost $6,443,469)		$6,764,525

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		118,094

NET ASSETS – 100.0%		$6,882,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(16,997)
S&P 500 E-Mini Index	3	03/20/20	442,665	(38,287)

TOTAL FUTURES CONTRACTS				$(55,284)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.7%
Bond Funds – 8.9%
2,748	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$134,240
1,419	iShares JP Morgan EM Local Currency Bond ETF	60,336
944	iShares JP Morgan USD Emerging Markets Bond ETF	107,729
2,391	Vanguard Long-Term Corporate Bond ETF	254,283

		556,588

Foreign Stock Funds – 36.0%
15,540	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	481,895
55,260	Goldman Sachs ActiveBeta International Equity ETF(a)	1,488,705
1,598	iShares Global Infrastructure ETF	70,536
3,723	iShares MSCI EAFE Small-Cap ETF	203,127

		2,244,263

Stock Funds – 46.8%
43,202	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,591,688
6,050	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	251,982
836	Vanguard Real Estate ETF	73,008

		2,916,678

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,460,595)		$5,717,529

Shares	Dividend Rate	Value

Investment Company(a) – 7.6%
Goldman Sachs Financial Square Government Fund – Class R6
472,512	1.507%	$472,512
(Cost $472,512)

TOTAL INVESTMENTS – 99.3%
(Cost $5,933,107)		$6,190,041

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		41,121

NET ASSETS – 100.0%		$6,231,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(16,997)
S&P 500 E-Mini Index	3	03/20/20	442,665	(38,287)

TOTAL FUTURES CONTRACTS				$(55,284)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 92.1%
Bond Funds – 9.1%
2,798	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$136,682
1,249	iShares JP Morgan EM Local Currency Bond ETF	53,108
1,229	iShares JP Morgan USD Emerging Markets Bond ETF	140,254
2,538	Vanguard Long-Term Corporate Bond ETF	269,916

		599,960

Foreign Stock Funds – 35.6%
16,880	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	523,449
57,512	Goldman Sachs ActiveBeta International Equity ETF(a)	1,549,373
1,627	iShares Global Infrastructure ETF	71,816
3,791	iShares MSCI EAFE Small-Cap ETF	206,837

		2,351,475

Stock Funds – 47.4%
46,330	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,779,337
6,493	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	270,433
852	Vanguard Real Estate ETF	74,405

		3,124,175

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,787,850)		$6,075,610

Shares	Dividend Rate	Value

Investment Company(a) – 6.2%
Goldman Sachs Financial Square Government Fund – Class R6
411,015	1.507%	$411,015
(Cost $411,015)

TOTAL INVESTMENTS – 98.3%
(Cost $6,198,865)		$6,486,625

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		113,382

NET ASSETS – 100.0%		$6,600,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(16,997)
S&P 500 E-Mini Index	3	03/20/20	442,665	(38,287)

TOTAL FUTURES CONTRACTS				$(55,284)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 91.7%
Bond Funds – 8.8%
2,964	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$144,791
1,322	iShares JP Morgan EM Local Currency Bond ETF	56,212
1,301	iShares JP Morgan USD Emerging Markets Bond ETF	148,470
2,993	Vanguard Long-Term Corporate Bond ETF	318,306

		667,779

Foreign Stock Funds – 34.7%
19,109	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	592,570
65,275	Goldman Sachs ActiveBeta International Equity ETF(a)	1,758,509
1,724	iShares Global Infrastructure ETF	76,097
4,015	iShares MSCI EAFE Small-Cap ETF	219,058

		2,646,234

Stock Funds – 48.2%
54,820	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	3,288,652
7,419	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	309,001
902	Vanguard Real Estate ETF	78,772

		3,676,425

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,693,515)		$6,990,438

Shares	Dividend Rate	Value

Investment Company(a) – 6.7%
Goldman Sachs Financial Square Government Fund –Class R6
507,560	1.507%	$507,560
(Cost $507,560)

TOTAL INVESTMENTS — 98.4%
(Cost $7,201,075)		$7,497,998

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		121,827

NET ASSETS – 100.0%		$7,619,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	2	03/20/20	$147,490	$(16,997)
S&P 500 E-Mini Index	3	03/20/20	442,665	(38,287)

TOTAL FUTURES CONTRACTS				$(55,284)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Target Date Retirement Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $2,538,106, $2,197,401 and $1,062,151)	$2,664,496	$2,310,514	$1,122,170
Investments of affiliated issuers, at value (cost $3,952,900, $4,765,007 and $3,063,619)	4,268,820	5,068,493	3,275,130
Cash	127,478	134,053	90,240
Receivables:
Reimbursement from investment adviser	20,954	20,752	21,209
Collateral on futures contracts(a)	7,260	7,260	3,520
Portfolio shares sold	1,939	63	3,038
Dividends	25	63	44
Other assets	43,408	43,415	43,357
Total assets	7,134,380	7,584,613	4,558,708

Liabilities:
Variation margin on futures contracts	260	290	535
Payables:
Investments purchased	29,545	49,307	44
Management fees	454	413	225
Distribution and Service fees and Transfer Agency fees	195	323	274
Accrued expenses	106,556	100,975	112,619
Total liabilities	137,010	151,308	113,697

Net Assets:
Paid-in capital	6,401,162	6,941,694	4,169,901
Total distributable earnings	596,208	491,611	275,110
NET ASSETS	$6,997,370	$7,433,305	$4,445,011
Net Assets:
Class A	$37,297	$218,930	$220,157
Institutional	12,057	6,667,647	15,643
Service	11,815	12,143	12,309
Investor	472,148	44,035	930,154
Class R	11,756	12,081	12,239
Class R6	6,452,297	478,469	3,254,509
Total Net Assets	$6,997,370	$7,433,305	$4,445,011
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,988	20,984	27,359
Institutional	1,286	640,219	1,935
Service	1,262	1,169	1,496
Investor	50,447	4,238	115,407
Class R	1,257	1,163	1,522
Class R6	687,720	45,832	402,583
Net asset value, offering and redemption price per share:(b)
Class A	$9.35	$10.43	$8.05
Institutional	9.38	10.41	8.08
Service	9.36	10.39	8.23
Investor	9.36	10.39	8.06
Class R	9.35	10.39	8.04
Class R6	9.38	10.44	8.08

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date Retirement, Target Date 2025, Target Date 2030 Portfolios is $9.89, $11.04 and $8.52 respectively.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Target Date 2035 Portfolio		Target Date 2040 Portfolio	Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $1,154,204, $1,021,374 and $814,499)	$1,228,193		$1,088,659	$869,151
Investments of affiliated issuers, at value (cost $4,806,018, $5,436,259 and $5,628,970)	5,131,901		5,760,767	5,895,374
Cash	119,771		127,792	127,023
Receivables:
Reimbursement from investment adviser	21,037		21,327	21,312
Collateral on futures contracts(a)	7,040		7,040	28,820
Portfolio shares sold	577		581	408
Dividends	47		66	561
Other assets	43,409		43,416	43,420
Total assets	6,551,975		7,049,648	6,986,069

Liabilities:
Variation margin on futures contracts	1,070		1,070	1,940
Payables:
Investments purchased	47		66	561
Management fees	238		310	223
Distribution and Service fees and Transfer Agency fees	304		184	324
Accrued expenses	99,354		110,850	100,402
Total liabilities	101,013		112,480	103,450

Net Assets:
Paid-in capital	6,039,864		6,516,293	6,675,518
Total distributable earnings	411,098		420,875	207,101
NET ASSETS	$6,450,962		$6,937,168	$6,882,619
Net Assets:
Class A	$236,889		$74,378	$178,763
Institutional	5,891,057		12,731	6,234,412
Service	12,401		12,421	12,363
Investor	34,387		219,498	172,499
Class R	12,335		12,356	12,300
Class R6	263,893		6,605,784	272,282
Total Net Assets	$6,450,962		$6,937,168	$6,882,619
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	23,644		9,588	18,516
Institutional	586,045		1,632	642,874
Service	1,237		1,597	1,278
Investor	3,433		28,204	17,829
Class R	1,231		1,594	1,274
Class R6	26,273		846,186	28,095
Net asset value, offering and redemption price per share:(b)
Class A	$10.02		$7.76	$9.65
Institutional	10.05		7.80	9.70
Service	10.02	(c)	7.78	9.67
Investor	10.02		7.78	9.68
Class R	10.02		7.75	9.65
Class R6	10.04		7.81	9.69

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040, Target Date 2045 Portfolios is $10.60, $8.21 and $10.21 respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio	Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $719,348, $765,605 and $844,951)	$769,019		$816,336	$896,915
Investments of affiliated issuers, at value (cost $5,213,759, $5,433,260 and $6,356,124)	5,421,022		5,670,289	6,601,083
Cash	115,977		122,452	138,950
Receivables:
Reimbursement from investment adviser	19,226		21,023	21,903
Collateral on futures contracts(a)	28,820		28,820	28,820
Portfolio shares sold	5,533		1,127	–
Dividends	667		568	681
Other assets	43,403		43,405	43,182
Total assets	6,403,667		6,704,020	7,731,534

Liabilities:
Variation margin on futures contracts	1,940		1,940	1,940
Payables:
Investments purchased	667		568	681
Management fees	183		207	244
Distribution and Service fees and Transfer Agency fees	323		326	153
Accrued expenses	169,392		100,972	108,691
Total liabilities	172,505		104,013	111,709

Net Assets:
Paid-in capital	5,935,097		6,498,467	7,384,404
Total distributable earnings	296,065		101,540	235,421
NET ASSETS	$6,231,162		$6,600,007	$7,619,825
Net Assets:
Class A	$564,832		$185,391	$24,696
Institutional	17,574		6,155,272	10,694
Service	12,423		12,585	10,596
Investor	121,462		210,497	10,666
Class R	12,358		12,522	10,569
Class R6	5,502,513		23,740	7,552,604
Total Net Assets	$6,231,162		$6,600,007	$7,619,825
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	65,355		19,879	2,404
Institutional	2,021		656,629	1,040
Service	1,432		1,346	1,031
Investor	13,999		22,515	1,037
Class R	1,426		1,346	1,029
Class R6	632,580		2,526	734,326
Net asset value, offering and redemption price per share:(b)
Class A	$8.64		$9.33	$10.27
Institutional	8.70		9.37	10.29	(c)
Service	8.67	(c)	9.35	10.28
Investor	8.68		9.35	10.28
Class R	8.66	(c)	9.30	10.27
Class R6	8.70		9.40	10.29

(a)	Segregated for initial margin and/or collateral.
(b)	Maximum public offering price per share for Class A Shares of the Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios is $9.14, $9.87 and $10.87, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Target Date Retirement Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:

Dividends — unaffiliated issuers	$22,918	$21,453	$13,250

Dividends — affiliated issuers	64,660	68,682	49,165

Interest	56	56	50

Total investment income	87,634	90,191	62,465

Expenses:

Professional fees	47,388	46,164	47,388

Registration fees	40,765	40,726	40,753

Custody, accounting and administrative services	17,527	23,048	17,368

Printing and mailing costs	15,588	11,903	16,716

Trustee fees	13,423	13,426	13,403

Management fees	9,219	9,490	6,397

Transfer Agency fees(a)	1,896	1,995	1,984

Distribution and Service fees(a)	110	357	309

Other	3,476	3,434	3,461

Total expenses	149,392	150,543	147,779

Less — expense reductions	(143,799)	(144,942)	(143,388)

Net expenses	5,593	5,601	4,391

NET INVESTMENT INCOME	82,041	84,590	58,074

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	90,931	83,264	55,750

Investment — affiliated issuers	148,095	140,058	113,572

Futures contracts	12,850	12,850	11,406

Net change in unrealized loss on:

Investments — unaffiliated issuers	(55,467)	(56,933)	(48,635)

Investments — affiliated issuers	(95,281)	(104,618)	(66,640)

Futures contracts	(9,135)	(9,135)	(3,972)

Net realized and unrealized gain	91,993	65,486	61,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,034	$150,076	$119,555

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date Retirement Portfolio	$51	$30	$29	$35	$2	$2	$914	$10	$933
Target Date 2025 Portfolio	297	30	30	201	1,344	2	419	11	18
Target Date 2030 Portfolio	247	32	30	168	3	2	1,297	11	503

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:

Dividends — unaffiliated issuers	$17,108	$18,038	$18,185

Dividends — affiliated issuers	71,351	73,659	76,453

Interest	54	76	147

Total investment income	88,513	91,773	94,785

Expenses:

Professional fees	46,165	47,388	46,165

Registration fees	40,723	40,779	40,732

Custody, accounting and administrative services	23,735	18,306	24,026

Trustee fees	13,424	13,429	13,432

Printing and mailing costs	11,993	16,153	12,537

Management fees	9,182	9,454	9,913

Transfer Agency fees(a)	2,179	1,643	2,228

Distribution and Service fees(a)	372	165	289

Other	3,432	3,487	3,436

Total expenses	151,205	150,804	152,758

Less — expense reductions	(146,158)	(146,708)	(148,460)

Net expenses	5,047	4,096	4,298

NET INVESTMENT INCOME	83,466	87,677	90,487

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	56,858	47,361	35,889

Investment — affiliated issuers	124,985	67,218	87,256

Futures contracts	10,172	16,372	29,908

Net change in unrealized loss on:

Investments — unaffiliated issuers	(53,181)	(42,257)	(36,727)

Investments — affiliated issuers	(50,777)	(37,314)	(36,430)

Futures contracts	(12,666)	(10,229)	(50,019)

Net realized and unrealized gain	75,391	41,151	29,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,857	$128,828	$120,364

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035 Portfolio	$309	$32	$31	$210	$1,207	$2	$721	$11	$28
Target Date 2040 Portfolio	101	32	32	68	2	2	538	11	1,022
Target Date 2045 Portfolio	224	33	32	152	1,313	2	699	11	51

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Investment income:

Dividends — unaffiliated issuers	$16,483	$17,533	$17,446

Dividends — affiliated issuers	69,872	71,407	74,672

Interest	147	146	147

Total investment income	86,502	89,086	92,265

Expenses:

Printing and mailing costs	76,541	12,542	10,086

Professional fees	47,388	46,172	48,293

Registration fees	40,737	40,717	39,659

Custody, accounting and administrative services	24,870	23,119	24,631

Trustee fees	13,422	13,424	13,426

Management fees	9,021	9,310	9,972

Transfer Agency fees(a)	2,052	2,058	1,228

Distribution and Service fees(a)	600	297	85

Other	3,443	3,427	1,716

Total expenses	218,074	151,066	149,096

Less — expense reductions	(213,742)	(147,021)	(146,387)

Net expenses	4,332	4,045	2,709

NET INVESTMENT INCOME	82,170	85,041	89,556

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	30,578	30,681	28,262

Investment — affiliated issuers	105,233	65,553	20,939

Futures contracts	29,893	29,893	29,908

Net change in unrealized loss on:

Investments — unaffiliated issuers	(30,288)	(30,089)	(28,840)

Investments — affiliated issuers	(61,349)	(33,865)	(30,320)

Futures contracts	(50,004)	(50,004)	(50,019)

Net realized and unrealized gain (loss)	24,063	12,169	(30,070)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,233	$97,210	$59,486

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	$534	$33	$33	$363	$4	$2	$802	$11	$870
Target Date 2055 Portfolio	231	33	33	157	1,297	2	580	11	11
Target Date 2060 Portfolio	29	28	28	20	2	2	9	9	1,186

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date Retirement Portfolio		Target Date 2025 Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$82,041	$371,708	$84,590	$200,928
Net realized gain	251,876	387,305	236,172	225,679
Net change in unrealized loss	(159,883)	(1,212,240)	(170,686)	(115,433)
Net increase (decrease) in net assets resulting from operations	174,034	(453,227)	150,076	311,174

Distributions to shareholders:
From distributable earnings:
Class A Shares	(1,140)	(3,345)	(12,240)	(10,582)
Institutional Shares	(478)	(710)	(387,364)	(431,780)
Service Shares	(415)	(650)	(652)	(744)
Investor Shares	(47,136)	(60,097)	(34,076)	(29,361)
Class R Shares	(399)	(734)	(633)	(724)
Class R6 Shares	(245,286)	(2,212,945)	(688)	(13,097)
Total distributions to shareholders	(294,854)	(2,278,481)	(435,653)	(486,288)

From share transactions:
Proceeds from sales of shares	383,571	6,063,428	592,390	547,404
Reinvestment of distributions	294,854	2,278,481	435,653	486,288
Cost of shares redeemed in connection with in-kind transactions	—	(39,184,399)	—	—
Cost of shares redeemed	(1,018,288)	(4,853,436)	(1,148,690)	(4,433,685)
Net decrease in net assets resulting from share transactions	(339,863)	(35,695,926)	(120,647)	(3,399,993)
TOTAL DECREASE	(460,683)	(38,427,634)	(406,224)	(3,575,107)

Net assets:
Beginning of period	7,458,053	45,885,687	7,839,529	11,414,636
End of period	$6,997,370	$7,458,053	$7,433,305	$7,839,529

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio		Target Date 2035 Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$58,074	$404,328	$83,466	$187,666
Net realized gain	180,728	4,292,784	192,015	530,916
Net change in unrealized loss	(119,247)	(7,324,371)	(116,624)	(608,672)
Net increase (decrease) in net assets resulting from operations	119,555	(2,627,259)	158,857	109,910

Distributions to shareholders:
From distributable earnings:
Class A Shares	(34,879)	(20,039)	(21,487)	(11,723)
Institutional Shares	(2,752)	(812)	(547,186)	(479,189)
Service Shares	(1,856)	(2,304)	(1,100)	(968)
Investor Shares	(289,355)	(86,376)	(94,718)	(81,425)
Class R Shares	(2,088)	(1,772)	(1,079)	(955)
Class R6 Shares	(560,445)	(4,054,743)	(10,110)	(23,390)
Total distributions to shareholders	(891,375)	(4,166,046)	(675,680)	(597,650)

From share transactions:
Proceeds from sales of shares	327,591	3,493,800	302,758	645,080
Reinvestment of distributions	891,375	4,166,046	675,680	597,650
Cost of shares redeemed in connection with in-kind transactions	—	(65,474,000)	—	—
Cost of shares redeemed	(1,627,507)	(6,463,976)	(1,554,042)	(5,700,240)
Net decrease in net assets resulting from share transactions	(408,541)	(64,278,130)	(575,604)	(4,457,510)
TOTAL DECREASE	(1,180,361)	(71,071,435)	(1,092,427)	(4,945,250)

Net assets:
Beginning of period	5,625,372	76,696,807	7,543,389	12,488,639
End of period	$4,445,011	$5,625,372	$6,450,962	$7,543,389

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio		Target Date 2045 Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$87,677	$328,242	$90,487	$181,974
Net realized gain	130,951	3,265,622	153,053	635,114
Net change in unrealized loss	(89,800)	(5,362,396)	(123,176)	(885,598)
Net increase (decrease) in net assets resulting from operations	128,828	(1,768,532)	120,364	(68,510)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(12,663)	(3,694)	(18,008)	(10,785)
Institutional Shares	(2,111)	(904)	(682,308)	(588,234)
Service Shares	(2,016)	(840)	(1,301)	(1,126)
Investor Shares	(117,436)	(48,648)	(104,090)	(66,026)
Class R Shares	(1,994)	(2,512)	(1,279)	(3,843)
Class R6 Shares	(1,081,445)	(3,240,146)	(27,396)	(32,290)
Total distributions to shareholders	(1,217,665)	(3,296,744)	(834,382)	(702,304)

From share transactions:
Proceeds from sales of shares	224,035	6,381,873	225,954	758,057
Reinvestment of distributions	1,217,665	3,296,744	834,382	702,304
Cost of shares redeemed in connection with in-kind transactions	—	(40,635,861)	—	—
Cost of shares redeemed	(1,248,958)	(6,308,790)	(1,457,467)	(5,197,424)
Net increase (decrease) in net assets resulting from share transactions	192,742	(37,266,034)	(397,131)	(3,737,063)
TOTAL DECREASE	(896,095)	(42,331,310)	(1,111,149)	(4,507,877)

Net assets:
Beginning of period	7,833,263	50,164,573	7,993,768	12,501,645
End of period	$6,937,168	$7,833,263	$6,882,619	$7,993,768

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio		Target Date 2055 Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$82,170	$230,419	$85,041	$170,346
Net realized gain	165,704	2,307,202	126,127	757,011
Net change in unrealized loss	(141,641)	(3,700,006)	(113,958)	(1,135,912)
Net increase (decrease) in net assets resulting from operations	106,233	(1,162,385)	97,210	(208,555)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(62,375)	(15,098)	(23,251)	(13,894)
Institutional Shares	(2,782)	(872)	(818,684)	(697,581)
Service Shares	(1,962)	(751)	(1,623)	(1,388)
Investor Shares	(174,877)	(58,460)	(101,821)	(64,947)
Class R Shares	(1,938)	(734)	(1,604)	(4,246)
Class R6 Shares	(881,219)	(1,765,302)	(1,811)	(22,950)
Total distributions to shareholders	(1,125,153)	(1,841,217)	(948,794)	(805,006)

From share transactions:
Proceeds from sales of shares	450,185	5,794,899	168,827	518,657
Reinvestment of distributions	1,125,153	1,841,217	948,794	805,006
Cost of shares redeemed in connection with in-kind transactions	—	(23,832,062)	—	—
Cost of shares redeemed	(1,510,135)	(4,181,735)	(1,094,425)	(5,531,329)
Net increase (decrease) in net assets resulting from share transactions	65,203	(20,377,681)	23,196	(4,207,666)
TOTAL DECREASE	(953,717)	(23,381,283)	(828,388)	(5,221,227)

Net assets:
Beginning of period	7,184,879	30,566,162	7,428,395	12,649,622
End of period	$6,231,162	$7,184,879	$6,600,007	$7,428,395

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2060 Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$89,556	$152,800
Net realized gain (loss)	79,109	(64,879)
Net change in unrealized gain (loss)	(109,179)	149,826
Net increase in net assets resulting from operations	59,486	237,747

Distributions to shareholders:
From distributable earnings:
Class A Shares	(476)	(125)
Institutional Shares	(257)	(151)
Service Shares	(204)	(118)
Investor Shares	(243)	(142)
Class R Shares	(190)	(108)
Class R6 Shares	(182,658)	(107,558)
Total distributions to shareholders	(184,028)	(108,202)

From share transactions:
Proceeds from sales of shares	33,336	2,060,204
Reinvestment of distributions	184,028	108,202
Cost of shares redeemed	(37)	(1,268)
Net increase in net assets resulting from share transactions	217,327	2,167,138
TOTAL INCREASE	92,785	2,296,683

Net assets:
Beginning of period	7,527,040	5,230,357
End of period	$7,619,825	$7,527,040

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.49		$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.10		0.21	0.14	0.10		0.02

Net realized and unrealized gain (loss)	0.09		0.48	0.14	0.47		(0.17)

Total from investment operations	0.19		0.69	0.28	0.57		(0.15)

Distributions to shareholders from net investment income	(0.18)		(0.21)	(0.16)	(0.16)		—

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		—

Total distributions	(0.33)		(0.58)	(0.83)	(0.54)		—

Net asset value, end of period	$9.35		$9.49	$9.38	$9.93		$9.90

Total return(c)	1.97%		8.09%	2.89%	6.06%		(1.49)%

Net assets, end of period (in 000s)	$37		$66	$57	$16		$10

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	4.43	%(e)	4.95%	1.31%	1.26	%(e)	3.01	%(e)

Ratio of net investment income to average net assets	2.02	%(e)	2.36%	1.45%	1.21	%(e)	0.94	%(e)

Portfolio turnover rate(f)	44%		180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1,2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.55		$9.42	$9.96	$9.91		$10.05

Net investment income(b)	0.11		0.24	0.18	0.13		0.03

Net realized and unrealized gain (loss)	0.10		0.50	0.14	0.48		(0.17)

Total from investment operations	0.21		0.74	0.32	0.61		(0.14)

Distributions to shareholders from net investment income	(0.23)		(0.24)	(0.19)	(0.18)		—

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		—

Total distributions	(0.38)		(0.61)	(0.86)	(0.56)		—

Net asset value, end of period	$9.38		$9.55	$9.42	$9.96		$9.91

Total return(c)	2.19%		8.58%	3.33%	6.42%		(1.39)%

Net assets, end of period (in 000s)	$12		$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.02	%(e)	4.73%	0.81%	0.96	%(e)	2.61	%(e)

Ratio of net investment income to average net assets	2.23	%(e)	2.69%	1.93%	1.66	%(e)	1.34	%(e)

Portfolio turnover rate(f)	44%		180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.51		$9.38	$9.93	$9.90		$10.05

Net investment income(b)	0.08		0.20	0.14	0.09		0.02

Net realized and unrealized gain (loss)	0.11		0.49	0.12	0.48		(0.17)

Total from investment operations	0.19		0.69	0.26	0.57		(0.15)

Distributions to shareholders from net investment income	(0.19)		(0.19)	(0.14)	(0.16)		—

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		—

Total distributions	(0.34)		(0.56)	(0.81)	(0.54)		—

Net asset value, end of period	$9.36		$9.51	$9.38	$9.93		$9.90

Total return(c)	1.93%		8.04%	2.73%	6.02%		(1.49)%

Net assets, end of period (in 000s)	$12		$12	$11	$10		$10

Ratio of net expenses to average net assets(d)	0.64	%(e)	0.69%	0.80%	0.82	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.52	%(e)	5.23%	1.31%	1.46	%(e)	3.11	%(e)

Ratio of net investment income to average net assets	1.73	%(e)	2.19%	1.43%	1.16	%(e)	0.84	%(e)

Portfolio turnover rate(f)	44%		180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.53		$9.40	$9.95	$9.91		$10.05

Net investment income(b)	0.11		0.23	0.17	0.09		0.02

Net realized and unrealized gain (loss)	0.09		0.49	0.13	0.50		(0.16)

Total from investment operations	0.20		0.72	0.30	0.59		(0.14)

Distributions to shareholders from net investment income	(0.22)		(0.22)	(0.18)	(0.17)		—

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		—

Total distributions	(0.37)		(0.59)	(0.85)	(0.55)		—

Net asset value, end of period	$9.36		$9.53	$9.40	$9.95$		9.91

Total return(c)	2.07%		8.44%	3.19%	6.26%		(1.39)%

Net assets, end of period (in 000s)	$472		$1,180	$894	$323		$10

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.32%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.16	%(e)	4.95%	0.97%	1.07	%(e)	2.75	%(e)

Ratio of net investment income to average net assets	2.19	%(e)	2.53%	1.78%	1.08	%(e)	1.19	%(e)

Portfolio turnover rate(f)	44%		180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)The	Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.49		$9.37	$9.92	$9.90		$10.05

Net investment income(b)	0.08		0.19	0.12	0.08		0.01

Net realized and unrealized gain (loss)	0.10		0.48	0.13	0.47		(0.16)

Total from investment operations	0.18		0.67	0.25	0.55		(0.15)

Distributions to shareholders from net investment income	(0.17)		(0.18)	(0.13)	(0.15)		—

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		—

Total distributions	(0.32)		(0.55)	(0.80)	(0.53)		—

Net asset value, end of period	$9.35		$9.49	$9.37	$9.92		$9.90

Total return(c)	1.92%		7.82%	2.61%	5.86%		(1.49)%

Net assets, end of period (in 000s)	$12		$12	$12	$10		$10

Ratio of net expenses to average net assets(d)	0.78	%(e)	0.83%	0.94%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.66	%(e)	5.27%	1.45%	1.61	%(e)	3.25	%(e)

Ratio of net investment income to average net assets	1.59	%(e)	2.10%	1.29%	1.01	%(e)	0.69	%(e)

Portfolio turnover rate(f)	44%		180%	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date Retirement Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31 2017*		Period Ended October 31,
			2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.55		$9.42	$9.96	$9.91		$10.07	$10.00

Net investment income(a)	0.11		0.22	0.19	0.14		0.18	0.16

Net realized and unrealized gain	0.10		0.52	0.13	0.47		0.16	0.10

Total from investment operations	0.21		0.74	0.32	0.61		0.34	0.26

Distributions to shareholders from net investment income	(0.23)		(0.24)	(0.19)	(0.18)		(0.17)	(0.09)

Distributions to shareholders from net realized gains	(0.15)		(0.37)	(0.67)	(0.38)		(0.33)	(0.10)

Total distributions	(0.38)		(0.61)	(0.86)	(0.56)		(0.50)	(0.19)

Net asset value, end of period	$9.38		$9.55	$9.42	$9.96		$9.91	$10.07

Total return(b)	2.20%		8.58%	3.33%	6.42%		3.65%	2.61%

Net assets, end of period (in 000s)	$6,452		$6,176	$44,900	$47,589		$53,671	$53,619

Ratio of net expenses to average net assets(c)	0.13	%(d)	0.24%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	4.03	%(d)	2.46%	0.80%	0.94	%(d)	0.76%	0.30%

Ratio of net investment income to average net assets	2.23	%(d)	2.44%	1.95%	1.69	%(d)	1.79%	1.46%

Portfolio turnover rate(e)	44%		180%	200%	189%		204%	207%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date Retirement Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.81		$10.93	$10.61	$9.82		$10.00

Net investment income(b)	0.10		0.22	0.15	0.12		0.02

Net realized and unrealized gain (loss)	0.10		0.38	0.42	0.75		(0.20)

Total from investment operations	0.20		0.60	0.57	0.87		(0.18)

Distributions to shareholders from net investment income	(0.20)		(0.29)	(0.12)	(0.08)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.58)		(0.72)	(0.25)	(0.08)		—

Net asset value, end of period	$10.43		$10.81	$10.93	$10.61		$9.82

Total return(c)	1.72%		6.35%	5.42%	8.77%		(1.70)%

Net assets, end of period (in 000s)	$219		$411	$152	$75		$10

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.32	%(e)	5.29%	2.54%	4.54	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.93	%(e)	2.08%	1.42%	1.39	%(e)	1.01	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.82		$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.12		0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.10		0.38	0.40	0.76		(0.20)

Total from investment operations	0.22		0.64	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.25)		(0.32)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.63)		(0.75)	(0.32)	(0.08)		—

Net asset value, end of period	$10.41		$10.82	$10.93	$10.65		$9.83

Total return(c)	1.94%		6.78%	5.70%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$6,668		$6,540	$10,655	$10,687		$9,783

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.94	%(e)	4.31%	2.18%	3.92	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.24	%(e)	2.52%	1.90%	1.69	%(e)	1.42	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.78		$10.90	$10.62	$9.82		$10.00

Net investment income(b)	0.10		0.22	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.09		0.36	0.40	0.76		(0.20)

Total from investment operations	0.19		0.58	0.55	0.86		(0.18)

Distributions to shareholders from net investment income	(0.20)		(0.27)	(0.14)	(0.06)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.58)		(0.70)	(0.27)	(0.06)		—

Net asset value, end of period	$10.39		$10.78	$10.90	$10.62		$9.82

Total return(c)	1.68%		6.19%	5.22%	8.83%		(1.80)%

Net assets, end of period (in 000s)	$12		$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.61	%(e)	0.66%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.42	%(e)	5.09%	2.65%	4.40	%(e)	4.32	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	2.08%	1.40%	1.20	%(e)	0.91	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.79		$10.91	$10.64	$9.83		$10.00

Net investment income(b)	0.13		0.25	0.19	0.12		0.02

Net realized and unrealized gain (loss)	0.09		0.37	0.40	0.76		(0.19)

Total from investment operations	0.22		0.62	0.59	0.88		(0.17)

Distributions to shareholders from net investment income	(0.24)		(0.31)	(0.19)	(0.07)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.62)		(0.74)	(0.32)	(0.07)		—

Net asset value, end of period	$10.39		$10.79	$10.91	$10.64		$9.83

Total return(c)	1.93%		6.59%	5.59%	9.06%		(1.70)%

Net assets, end of period (in 000s)	$44		$585	$373	$35		$10

Ratio of net expenses to average net assets(d)	0.26	%(e)	0.30%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.11	%(e)	4.81%	2.30%	5.20	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.36	%(e)	2.40%	1.74%	1.37	%(e)	1.27	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.77		$10.88	$10.61	$9.82		$10.00

Net investment income(b)	0.09		0.20	0.14	0.09		0.01

Net realized and unrealized gain (loss)	0.10		0.38	0.38	0.76		(0.19)

Total from investment operations	0.19		0.58	0.52	0.85		(0.18)

Distributions to shareholders from net investment income	(0.19)		(0.26)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.57)		(0.69)	(0.25)	(0.06)		—

Net asset value, end of period	$10.39		$10.77	$10.88	$10.61		$9.82

Total return(c)	1.64%		6.11%	4.98%	8.67%		(1.80)%

Net assets, end of period (in 000s)	$12		$12	$11	$11		$10

Ratio of net expenses to average net assets(d)	0.76	%(e)	0.81%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.57	%(e)	5.13%	2.80%	4.54	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.61	%(e)	1.94%	1.26%	1.06	%(e)	0.77	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.82		$10.93	$10.65	$9.83		$10.00

Net investment income(b)	0.09		0.26	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.14		0.39	0.40	0.76		(0.20)

Total from investment operations	0.23		0.65	0.60	0.90		(0.17)

Distributions to shareholders from net investment income	(0.23)		(0.33)	(0.19)	(0.08)		—

Distributions to shareholders from net realized gains	(0.38)		(0.43)	(0.13)	—		—

Total distributions	(0.61)		(0.76)	(0.32)	(0.08)		—

Net asset value, end of period	$10.44		$10.82	$10.93	$10.65		$9.83

Total return(c)	1.98%		6.84%	5.73%	9.22%		(1.70)%

Net assets, end of period (in 000s)	$478		$279	$213	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.14%	0.28%	0.31	%(e)	0.33	%(e)

Ratio of total expenses to average net assets(d)	3.79	%(e)	4.57%	2.14%	3.95	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	1.65	%(e)	2.54%	1.85%	1.69	%(e)	1.43	%(e)

Portfolio turnover rate(f)	38%		146%	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.52		$9.68	$10.22	$9.74		$9.93

Net investment income(b)	0.08		0.16	0.13	0.08		0.02

Net realized and unrealized gain (loss)	0.09		0.28	0.54	0.90		(0.21)

Total from investment operations	0.17		0.44	0.67	0.98		(0.19)

Distributions to shareholders from net investment income	(0.18)		(0.16)	(0.14)	(0.18)		—

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		—

Total distributions	(1.64)		(0.60)	(1.21)	(0.50)		—

Net asset value, end of period	$8.05		$9.52	$9.68	$10.22		$9.74

Total return(c)	1.38%		5.09%	6.93%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$220		$204	$362	$205		$10

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.58%	0.70%	0.72	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	6.11	%(e)	5.37%	0.86%	0.99	%(e)	2.33	%(e)

Ratio of net investment income to average net assets	1.84	%(e)	1.74%	1.34%	0.99	%(e)	1.01	%(e)

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.56		$9.72	$10.26	$9.75		$9.93

Net investment income(b)	0.10		0.23	0.18	0.14		0.03

Net realized and unrealized gain (loss)	0.09		0.24	0.52	0.88		(0.21)

Total from investment operations	0.19		0.47	0.70	1.02		(0.18)

Distributions to shareholders from net investment income	(0.21)		(0.19)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		—

Total distributions	(1.67)		(0.63)	(1.24)	(0.51)		—

Net asset value, end of period	$8.08		$9.56	$9.72	$10.26		$9.75

Total return(c)	1.53%		5.52%	7.29%	10.87%		(1.81)%

Net assets, end of period (in 000s)	$16		$15	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.17%	0.31%	0.31	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	5.73	%(e)	6.22%	0.49%	0.75	%(e)	1.93	%(e)

Ratio of net investment income to average net assets	2.24	%(e)	2.45%	1.84%	1.69	%(e)	1.41	%(e)

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.52		$9.68	$10.23	$9.74		$9.93

Net investment income (loss)(b)	0.08		0.21	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.09		0.22	0.52	0.88		(0.21)

Total from investment operations	0.17		0.43	0.65	0.98		(0.19)

Distributions to shareholders from net investment income	—		(0.15)	(0.13)	(0.17)		—

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		—

Total distributions	(1.46)		(0.59)	(1.20)	(0.49)		—

Net asset value, end of period	$8.23		$9.52	$9.68	$10.23		$9.74

Total return(c)	1.41%		5.01%	6.71%	10.47%		(1.91)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.63	%(e)	0.63%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	6.22	%(e)	8.75%	0.99%	1.26	%(e)	2.43	%(e)

Ratio of net investment income to average net assets	1.74	%(e)	2.31%	1.34%	1.19	%(e)	0.92	%(e)

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investors Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.53		$9.69	$10.25	$9.75		$9.93

Net investment income (loss)(b)	0.10		0.21	0.16	0.11		0.02

Net realized and unrealized gain (loss)	0.09		0.25	0.52	0.90		(0.20)

Total from investment operations	0.19		0.46	0.68	1.01		(0.18)

Distributions to shareholders from net investment income	(0.20)		(0.18)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		—

Total distributions	(1.66)		(0.62)	(1.24)	(0.51)		—

Net asset value, end of period	$8.06		$9.53	$9.69	$10.25		$9.75

Total return(c)	1.55%		5.35%	7.06%	10.71%		(1.81)%

Net assets, end of period (in 000s)	$930		$1,554	$1,330	$625		$10

Ratio of net expenses to average net assets(d)	0.26	%(e)	0.31%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	5.82	%(e)	6.23%	0.64%	0.82	%(e)	2.08	%(e)

Ratio of net investment income to average net assets	2.22	%(e)	2.33%	1.69%	1.30	%(e)	1.27	%(e)

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.49		$9.66	$10.22	$9.74		$9.93

Net investment income (loss)(b)	0.07		0.19	0.12	0.09		0.02

Net realized and unrealized gain (loss)	0.10		0.22	0.51	0.88		(0.21)

Total from investment operations	0.17		0.41	0.63	0.97		(0.19)

Distributions to shareholders from net investment income	(0.16)		(0.14)	(0.12)	(0.17)		—

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		—

Total distributions	(1.62)		(0.58)	(1.19)	(0.49)		—

Net asset value, end of period	$8.04		$9.49	$9.66	$10.22		$9.74

Total return(c)	1.31%		4.75%	6.59%	10.30%		(1.91)%

Net assets, end of period (in 000s)	$12		$12	$30	$23		$10

Ratio of net expenses to average net assets(d)	0.77	%(e)	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	6.36	%(e)	5.77%	1.14%	1.28	%(e)	2.57	%(e)

Ratio of net investment income to average net assets	1.61	%(e)	2.04%	1.19%	1.04	%(e)	0.77	%(e)

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.56		$9.72	$10.26	$9.75		$9.97

Net investment income (loss)(b)	0.11		0.19	0.18	0.14		0.19

Net realized and unrealized gain (loss)	0.08		0.28	0.52	0.88		0.11

Total from investment operations	0.19		0.47	0.70	1.02		0.30

Distributions to shareholders from net investment income	(0.21)		(0.19)	(0.17)	(0.19)		(0.17)

Distributions to shareholders from net realized gains	(1.46)		(0.44)	(1.07)	(0.32)		(0.35)

Total distributions	(1.67)		(0.63)	(1.24)	(0.51)		(0.52)

Net asset value, end of period	$8.08		$9.56	$9.72	$10.26		$9.75

Total return(c)	1.55%		5.53%	7.30%	10.88%		3.23%

Net assets, end of period (in 000s)	$3,255		$3,828	$74,952	$75,061		$74,224

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.27%	0.29%	0.30	%(e)	0.31%

Ratio of total expenses to average net assets(d)	5.73	%(e)	1.70%	0.50%	0.76	%(e)	0.62%

Ratio of net investment income to average net assets	2.32	%(e)	1.98%	1.86%	1.72	%(e)	1.91%

Portfolio turnover rate(f)	30%		117%	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.81		$11.34	$10.85	$9.81		$10.00

Net investment income (b)	0.10		0.21	0.17	0.10		0.02

Net realized and unrealized gain (loss)	0.08		0.21	0.63	1.01		(0.21)

Total from investment operations	0.18		0.42	0.80	1.11		(0.19)

Distributions to shareholders from net investment income	(0.22)		(0.30)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(0.97)		(0.95)	(0.31)	(0.07)		—

Net asset value, end of period	$10.02		$10.81	$11.34	$10.85		$9.81

Total return(c)	1.35%		4.70%	7.54%	11.39%		(1.90)%

Net assets, end of period (in 000s)	$237		$285	$107	$29		$10

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.47	%(e)	5.27%	2.31%	4.28	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.88	%(e)	2.00%	1.57%	1.11	%(e)	1.03	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.87		$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.12		0.25	0.21	0.15		0.03

Net realized and unrealized gain (loss)	0.06		0.21	0.65	1.00		(0.22)

Total from investment operations	0.18		0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.25)		(0.31)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(1.00)		(0.96)	(0.36)	(0.09)		—

Net asset value, end of period	$10.05		$10.87	$11.37	$10.87		$9.81

Total return(c)	1.39%		5.13%	8.02%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$5,891		$5,811	$11,139	$10,911		$9,765

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.18%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.09	%(e)	4.21%	2.05%	3.86	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.25	%(e)	2.32%	1.85%	1.69	%(e)	1.44	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.82		$11.33	$10.84	$9.80		$10.00

Net investment income(b)	0.10		0.20	0.15	0.10		0.02

Net realized and unrealized gain (loss)	0.05		0.21	0.64	1.01		(0.22)

Total from investment operations	0.15		0.41	0.79	1.11		(0.20)

Distributions to shareholders from net investment income	(0.20)		(0.27)	(0.13)	(0.07)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(0.95)		(0.92)	(0.30)	(0.07)		—

Net asset value, end of period	$10.02		$10.82	$11.33	$10.84		$9.80

Total return(c)	1.14%		4.55%	7.44%	11.36%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.60	%(e)	0.65%	0.80%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.56	%(e)	5.12%	2.53%	4.34	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	1.90%	1.35%	1.20	%(e)	0.94	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.83		$11.34	$10.86	$9.81		$10.00

Net investment income(b)	0.13		0.24	0.19	0.08		0.02

Net realized and unrealized gain (loss)	0.05		0.21	0.64	1.05		(0.21)

Total from investment operations	0.18		0.45	0.83	1.13		(0.19)

Distributions to shareholders from net investment income	(0.24)		(0.31)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(0.99)		(0.96)	(0.35)	(0.08)		—

Net asset value, end of period	$10.02		$10.83	$11.34	$10.86		$9.81

Total return(c)	1.37%		4.96%	7.82%	11.59%		(1.90)%

Net assets, end of period (in 000s)	$34		$976	$890	$152		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.29%	0.44%	0.45	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	4.19	%(e)	4.81%	2.18%	7.23	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.46	%(e)	2.29%	1.71%	0.89	%(e)	1.29	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.81		$11.32	$10.83	$9.80		$10.00

Net investment income(b)	0.09		0.19	0.13	0.09		0.02

Net realized and unrealized gain (loss)	0.06		0.20	0.65	1.00		(0.22)

Total from investment operations	0.15		0.39	0.78	1.09		(0.20)

Distributions to shareholders from net investment income	(0.19)		(0.25)	(0.12)	(0.06)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(0.94)		(0.90)	(0.29)	(0.06)		—

Net asset value, end of period	$10.02		$10.81	$11.32	$10.83		$9.80

Total return(c)	1.10%		4.39%	7.29%	11.20%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.74	%(e)	0.80%	0.96%	0.98	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.71	%(e)	5.26%	2.69%	4.50	%(e)	4.47	%(e)

Ratio of net investment income to average net assets	1.62	%(e)	1.75%	1.19%	1.04	%(e)	0.79	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.86		$11.37	$10.87	$9.81		$10.00

Net investment income(b)	0.15		0.25	0.20	0.14		0.03

Net realized and unrealized gain (loss)	0.03		0.21	0.66	1.01		(0.22)

Total from investment operations	0.18		0.46	0.86	1.15		(0.19)

Distributions to shareholders from net investment income	(0.25)		(0.32)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.75)		(0.65)	(0.17)	—		—

Total distributions	(1.00)		(0.97)	(0.36)	(0.09)		—

Net asset value, end of period	$10.04		$10.86	$11.37	$10.87		$9.81

Total return(c)	1.37%		5.11%	8.05%	11.75%		(1.90)%

Net assets, end of period (in 000s)	$264		$446	$330	$35		$10

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.13%	0.28%	0.30	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	4.08	%(e)	4.62%	2.00%	4.22	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	2.74	%(e)	2.38%	1.77%	1.64	%(e)	1.46	%(e)

Portfolio turnover rate(f)	23%		137%	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.08		$9.49	$10.09	$9.58		$9.77

Net investment income (loss)(b)	0.08		0.17	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.08		0.10	0.64	1.03		(0.21)

Total from investment operations	0.16		0.27	0.77	1.13		(0.19)

Distributions to shareholders from net investment income	(0.17)		(0.15)	(0.14)	(0.19)		—

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		—

Total distributions	(1.48)		(0.68)	(1.37)	(0.62)		—

Net asset value, end of period	$7.76		$9.08	$9.49	$10.09		$9.58

Total return(c)	1.01%		3.48%	8.23%	12.37%		(1.94)%

Net assets, end of period (in 000s)	$74		$80	$51	$13		$13

Ratio of net expenses to average net assets(d)	0.49	%(e)	0.53%	0.70%	0.73	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	4.34	%(e)	5.04%	1.20%	1.41	%(e)	3.23	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.93%	1.40%	1.27	%(e)	0.98	%(e)

Portfolio turnover rate(f)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.13		$9.54	$10.12	$9.58		$9.77

Net investment income(b)	0.10		0.20	0.17	0.14		0.03

Net realized and unrealized gain (loss)	0.07		0.10	0.65	1.03		(0.22)

Total from investment operations	0.17		0.30	0.82	1.17		(0.19)

Distributions to shareholders from net investment income	(0.19)		(0.18)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		—

Total distributions	(1.50)		(0.71)	(1.40)	(0.63)		—

Net asset value, end of period	$7.80		$9.13	$9.54	$10.12		$9.58

Total return(c)	1.19%		3.82%	8.71%	12.85%		(1.94)%

Net assets, end of period (in 000s)	$13		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.16%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	3.95	%(e)	4.47%	0.73%	0.98	%(e)	2.82	%(e)

Ratio of net investment income to average net assets	2.25	%(e)	2.30%	1.82%	1.70	%(e)	1.41	%(e)

Portfolio turnover rate(f)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.09		$9.49	$10.08	$9.58		$9.77

Net investment income(b)	0.08		0.16	0.13	0.10		0.02

Net realized and unrealized gain (loss)	0.08		0.11	0.63	1.01		(0.21)

Total from investment operations	0.16		0.27	0.76	1.11		(0.19)

Distributions to shareholders from net investment income	(0.16)		(0.14)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		—

Total distributions	(1.47)		(0.67)	(1.35)	(0.61)		—

Net asset value, end of period	$7.78		$9.09	$9.49	$10.08		$9.58

Total return(c)	1.00%		3.39%	8.13%	12.21%		(1.94)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.60	%(e)	0.66%	0.81%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	4.44	%(e)	4.97%	1.24%	1.48	%(e)	3.31	%(e)

Ratio of net investment income to average net assets	1.76	%(e)	1.81%	1.32%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.11		$9.51	$10.11	$9.58		$9.77

Net investment income(b)	0.11		0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	0.05		0.11	0.64	1.06		(0.21)

Total from investment operations	0.16		0.30	0.80	1.15		(0.19)

Distributions to shareholders from net investment income	(0.18)		(0.17)	(0.17)	(0.19)		—

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		—

Total distributions	(1.49)		(0.70)	(1.40)	(0.62)		—

Net asset value, end of period	$7.78		$9.11	$9.51	$10.11		$9.58

Total return(c)	1.09%		3.78%	8.46%	12.68%		(1.94)%

Net assets, end of period (in 000s)	$219		$667	$636	$130		$10

Ratio of net expenses to average net assets(d)	0.24	%(e)	0.29%	0.45%	0.46	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	4.07	%(e)	4.66%	0.89%	0.98	%(e)	2.96	%(e)

Ratio of net investment income to average net assets	2.39	%(e)	2.14%	1.67%	1.11	%(e)	1.27	%(e)

Portfolio turnover rate(f)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$9.06		$9.47	$10.07	$9.57		$9.77

Net investment income(b)	0.07		0.17	0.11	0.09		0.01

Net realized and unrealized gain (loss)	0.07		0.08	0.64	1.02		(0.21)

Total from investment operations	0.14		0.25	0.75	1.11		(0.20)

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.12)	(0.18)		—

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		—

Total distributions	(1.45)		(0.66)	(1.35)	(0.61)		—

Net asset value, end of period	$7.75		$9.06	$9.47	$10.07		$9.57

Total return(c)	0.87%		3.17%	8.02%	12.16%		(2.05)%

Net assets, end of period (in 000s)	$12		$12	$36	$24		$10

Ratio of net expenses to average net assets(d)	0.74	%(e)	0.86%	0.95%	0.97	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	4.58	%(e)	4.30%	1.39%	1.42	%(e)	3.46	%(e)

Ratio of net investment income to average net assets	1.62	%(e)	1.88%	1.16%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
			2019	2018			2016
Per Share Data

Net asset value, beginning of period	$9.14		$9.54	$10.12	$9.59		$9.90

Net investment income(a)	0.10		0.18	0.18	0.14		0.19

Net realized and unrealized gain	0.08		0.13	0.64	1.02		0.11

Total from investment operations	0.18		0.31	0.82	1.16		0.30

Distributions to shareholders from net investment income	(0.20)		(0.18)	(0.17)	(0.20)		(0.17)

Distributions to shareholders from net realized gains	(1.31)		(0.53)	(1.23)	(0.43)		(0.44)

Total distributions	(1.51)		(0.71)	(1.40)	(0.63)		(0.61)

Net asset value, end of period	$7.81		$9.14	$9.54	$10.12		$9.59

Total return(b)	1.21%		3.94%	8.70%	12.73%		3.33%

Net assets, end of period (in 000s)	$6,606		$7,049	$49,418	$48,905		$47,340

Ratio of net expenses to average net assets(c)	0.09	%(d)	0.23%	0.29%	0.30	%(d)	0.31%

Ratio of total expenses to average net assets(c)	3.97	%(d)	2.36%	0.72%	0.98	%(d)	0.80%

Ratio of net investment income to average net assets	2.32	%(d)	1.99%	1.84%	1.73	%(d)	1.97%

Portfolio turnover rate(e)	17%		150%	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.68		$11.60	$11.01	$9.80		$10.00

Net investment income(b)	0.10		0.20	0.16	0.08		0.02

Net realized and unrealized gain (loss)	—	(c)	(0.04)	0.81	1.20		(0.22)

Total from investment operations	0.10		0.16	0.97	1.28		(0.20)

Distributions to shareholders from net investment income	(0.21)		(0.26)	(0.16)	(0.07)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.13)		(1.08)	(0.38)	(0.07)		—

Net asset value, end of period	$9.65		$10.68	$11.60	$11.01		$9.80

Total return(d)	0.24%		2.37%	9.02%	13.17%		(2.00)%

Net assets, end of period (in 000s)	$179		$165	$106	$84		$10

Ratio of net expenses to average net assets(e)	0.47	%(f)	0.52%	0.69%	0.71	%(f)	0.75	%(f)

Ratio of total expenses to average net assets(e)	4.21	%(f)	4.91%	2.44%	5.43	%(f)	4.23	%(f)

Ratio of net investment income to average net assets	1.87	%(f)	1.86%	1.42%	0.90	%(f)	1.02	%(f)

Portfolio turnover rate(g)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.74		$11.65	$11.04	$9.81		$10.00

Net investment income(b)	0.12		0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	—	(c)	(0.02)	0.81	1.17		(0.22)

Total from investment operations	0.12		0.21	1.02	1.32		(0.19)

Distributions to shareholders from net investment income	(0.24)		(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.16)		(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$9.70		$10.74	$11.65	$11.04		$9.81

Total return(d)	0.44%		2.81%	9.40%	13.52%		(1.90)%

Net assets, end of period (in 000s)	$6,234		$6,205	$11,472	$11,077		$9,756

Ratio of net expenses to average net assets(e)	0.09	%(f)	0.16%	0.30%	0.32	%(f)	0.34	%(f)

Ratio of total expenses to average net assets(e)	3.83	%(f)	4.09%	2.05%	3.82	%(f)	3.85	%(f)

Ratio of net investment income to average net assets	2.23	%(fe)	2.17%	1.83%	1.69	%(f)	1.43	%(f

Portfolio turnover rate(g)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.69		$11.60	$11.00	$9.80		$10.00

Net investment income(b)	0.09		0.18	0.15	0.10		0.02

Net realized and unrealized gain (loss)	—	(c)	(0.02)	0.81	1.17		(0.22)

Total from investment operations	0.09		0.16	0.96	1.27		(0.20)

Distributions to shareholders from net investment income	(0.19)		(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.11)		(1.07)	(0.36)	(0.07)		—

Net asset value, end of period	$9.67		$10.69	$11.60	$11.00		$9.80

Total return(d)	0.20%		2.30%	8.83%	13.03%		(2.00)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(e)	0.59	%(f)	0.64%	0.80%	0.81	%(f)	0.84	%(f)

Ratio of total expenses to average net assets(e)	4.32	%(f)	4.93%	2.53%	4.30	%(f)	4.33	%(f)

Ratio of net investment income to average net assets	1.73	%(f)	1.74%	1.33%	1.20	%(f)	0.93	%(f)

Portfolio turnover rate(g)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.71		$11.62	$11.03	$9.80		$10.00

Net investment income(b)	0.14		0.22	0.19	0.10		0.02

Net realized and unrealized gain (loss)	(0.02)		(0.02)	0.80	1.21		(0.22)

Total from investment operations	0.12		0.20	0.99	1.31		(0.20)

Distributions to shareholders from net investment income	(0.23)		(0.29)	(0.18)	(0.08)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.15)		(1.11)	(0.40)	(0.08)		—

Net asset value, end of period	$9.68		$10.71	$11.62	$11.03		$9.80

Total return(c)	0.44%		2.71%	9.19%	13.48%		(2.00)%

Net assets, end of period (in 000s)	$172		$857	$600	$97		$10

Ratio of net expenses to average net assets(d)	0.21	%(e)	0.27%	0.44%	0.46	%(e)	0.49	%(e)

Ratio of total expenses to average net assets(d)	3.94	%(e)	4.65%	2.18%	6.16	%(e)	3.97	%(e)

Ratio of net investment income to average net assets	2.48	%(e)	2.10%	1.69%	1.13	%(e)	1.28	%(e)

Portfolio turnover rate(f)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.66		$11.58	$10.99	$9.79		$10.00

Net investment income(b)	0.09		0.20	0.13	0.09		0.01

Net realized and unrealized gain (loss)	—		(0.06)	0.81	1.17		(0.22)

Total from investment operations	0.09		0.14	0.94	1.26		(0.21)

Distributions to shareholders from net investment income	(0.18)		(0.24)	(0.13)	(0.06)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.10)		(1.06)	(0.35)	(0.06)		—

Net asset value, end of period	$9.65		$10.66	$11.58	$10.99		$9.79

Total return(c)	0.15%		2.10%	8.74%	12.98%		(2.10)%

Net assets, end of period (in 000s)	$12		$12	$41	$29		$10

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.84%	0.94%	0.95	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.45	%(e)	4.49%	2.68%	4.63	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.59	%(e)	1.84%	1.17%	1.07	%(e)	0.78	%(e)

Portfolio turnover rate(f)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.73		$11.64	$11.04	$9.81		$10.00

Net investment income(b)	0.16		0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.04)		(0.03)	0.81	1.17		(0.22)

Total from investment operations	0.12		0.21	1.01	1.32		(0.19)

Distributions to shareholders from net investment income	(0.24)		(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(0.92)		(0.82)	(0.22)	—		—

Total distributions	(1.16)		(1.12)	(0.41)	(0.09)		—

Net asset value, end of period	$9.69		$10.73	$11.64	$11.04		$9.81

Total return(c)	0.44%		2.87%	9.34%	13.64%		(2.00)%

Net assets, end of period (in 000s)	$272		$742	$270	$14		$10

Ratio of net expenses to average net assets(d)	0.06	%(e)	0.09%	0.28%	0.31	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	3.81	%(e)	4.63%	2.03%	4.00	%(e)	3.93	%(e)

Ratio of net investment income to average net assets	3.01	%(e)	2.23%	1.72%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	8%		147%	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.13		$10.69	$10.54	$9.80		$10.00

Net investment income(b)	0.09		0.18	0.14	0.12		0.02

Net realized and unrealized gain (loss)	0.02		(0.07)	0.84	1.21		(0.22)

Total from investment operations	0.11		0.11	0.98	1.33		(0.20)

Distributions to shareholders from net investment income	(0.17)		(0.17)	(0.16)	(0.19)		—

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		—

Total distributions	(1.60)		(0.67)	(0.83)	(0.59)		—

Net asset value, end of period	$8.64		$10.13	$10.69	$10.54		$9.80

Total return(c)	0.06%		1.51%	9.66%	14.21%		(2.00)%

Net assets, end of period (in 000s)	$565		$359	$218	$49		$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.52%	0.70%	0.71	%(e)	0.74	%(e)

Ratio of total expenses to average net assets(d)	6.13	%(e)	5.40%	1.57%	1.34	%(e)	6.30	%(e)

Ratio of net investment income to average net assets	1.73	%(e)	1.81%	1.38%	1.38	%(e)	1.04	%(e)

Portfolio turnover rate(f)	11%		171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.19		$10.74	$10.56	$9.80		$10.00

Net investment income(b)	0.11		0.22	0.19	0.14		0.03

Net realized and unrealized gain (loss)	0.03		(0.07)	0.84	1.22		(0.23)

Total from investment operations	0.14		0.15	1.03	1.36		(0.20)

Distributions to shareholders from net investment income	(0.20)		(0.20)	(0.18)	(0.20)		—

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		—

Total distributions	(1.63)		(0.70)	(0.85)	(0.60)		—

Net asset value, end of period	$8.70		$10.19	$10.74	$10.56		$9.80

Total return(c)	0.34%		1.95%	10.10%	14.58%		(2.00)%

Net assets, end of period (in 000s)	$18		$16	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.10	%(e)	0.14%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	5.92	%(e)	4.87%	1.06%	1.63	%(e)	5.90	%(e)

Ratio of net investment income to average net assets	2.23	%(e)	2.21%	1.81%	1.71	%(e)	1.44	%(e)

Portfolio turnover rate(f)	11%		171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.15		$10.70	$10.53	$9.79		$10.00

Net investment income(b)	0.09		0.17	0.14	0.10		0.02

Net realized and unrealized gain (loss)	0.01		(0.07)	0.83	1.22		(0.23)

Total from investment operations	0.10		0.10	0.97	1.32		(0.21)

Distributions to shareholders from net investment income	(0.15)		(0.15)	(0.13)	(0.18)		—

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		—

Total distributions	(1.58)		(0.65)	(0.80)	(0.58)		—

Net asset value, end of period	$8.67		$10.15	$10.70	$10.53		$9.79

Total return(c)	0.02%		1.41%	9.53%	14.18%		(2.10)%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.60	%(e)	0.65%	0.80%	0.82	%(e)	0.83	%(e)

Ratio of total expenses to average net assets(d)	6.45	%(e)	5.26%	1.56%	2.13	%(e)	6.40	%(e)

Ratio of net investment income to average net assets	1.74	%(e)	1.71%	1.32%	1.21	%(e)	0.95	%(e)

Portfolio turnover rate(f)	11%		171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.17		$10.72	$10.55	$9.80		$10.00

Net investment income(b)	0.13		0.20	0.18	0.11		0.02

Net realized and unrealized gain (loss)	(0.01)		(0.06)	0.83	1.24		(0.22)

Total from investment operations	0.12		0.14	1.01	1.35		(0.20)

Distributions to shareholders from net investment income	(0.18)		(0.19)	(0.17)	(0.20)		—

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		—

Total distributions	(1.61)		(0.69)	(0.84)	(0.60)		—

Net asset value, end of period	$8.68		$10.17	$10.72	$10.55		$9.80

Total return(c)	0.24%		1.80%	9.98%	14.42%		(2.00)%

Net assets, end of period (in 000s)	$121		$998	$830	$156		$10

Ratio of net expenses to average net assets(d)	0.22	%(e)	0.29%	0.45%	0.47	%(e)	0.48	%(e)

Ratio of total expenses to average net assets(d)	6.45	%(e)	4.95%	1.21%	1.45	%(e)	6.04	%(e)

Ratio of net investment income to average net assets	2.50	%(e)	2.06%	1.70%	1.31	%(e)	1.30	%(e)

Portfolio turnover rate(f)	11%		171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.14		$10.69	$10.52	$9.79		$10.00

Net investment income(b)	0.08		0.16	0.12	0.09		0.02

Net realized and unrealized gain (loss)	0.01		(0.07)	0.83	1.22		(0.23)

Total from investment operations	0.09		0.09	0.95	1.31		(0.21)

Distributions to shareholders from net investment income	(0.14)		(0.14)	(0.11)	(0.18)		—

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		—

Total distributions	(1.57)		(0.64)	(0.78)	(0.58)		—

Net asset value, end of period	$8.66		$10.14	$10.69	$10.52		$9.79

Total return(c)	(0.09)%		1.25%	9.38%	14.02%		2.10%

Net assets, end of period (in 000s)	$12		$12	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.80%	0.96%	0.98	%(e)	0.98	%(e)

Ratio of total expenses to average net assets(d)	6.59	%(e)	5.40%	1.71%	2.29	%(e)	6.54	%(e)

Ratio of net investment income to average net assets	1.60	%(e)	1.57%	1.16%	1.05	%(e)	0.80	%(e)

Portfolio turnover rate(f)	11%		171%	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
			2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$10.19		$10.74	$10.56	$9.80		$9.95	$9.98

Net investment income(a)	0.11		0.20	0.19	0.14		0.20	0.15

Net realized and unrealized gain (loss)	0.03		(0.04)	0.84	1.22		0.11	0.13

Total from investment operations	0.14		0.16	1.03	1.36		0.31	0.28

Distributions to shareholders from net investment income	(0.20)		(0.21)	(0.18)	(0.20)		(0.16)	(0.10)

Distributions to shareholders from net realized gains	(1.43)		(0.50)	(0.67)	(0.40)		(0.30)	(0.21)

Total distributions	(1.63)		(0.71)	(0.85)	(0.60)		(0.46)	(0.31)

Net asset value, end of period	$8.70		$10.19	$10.74	$10.56		$9.80	$9.95

Total return(b)	0.36%		1.96%	10.11%	14.59%		3.37%	2.87%

Net assets, end of period (in 000s)	$5,503		$5,786	$29,481	$26,154		$21,657	$20,482

Ratio of net expenses to average net assets(c)	0.07	%(d)	0.21%	0.29%	0.30	%(d)	0.31%	0.30%

Ratio of total expenses to average net assets(c)	5.97	%(d)	3.02%	1.06%	1.58	%(d)	1.45%	0.30%

Ratio of net investment income to average net assets	2.28	%(d)	1.94%	1.82%	1.71	%(d)	2.07%	1.51%

Portfolio turnover rate(e)	11%		171%	155%	139%		191%	204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.57		$11.86	$11.16	$9.79		$10.00

Net investment income(b)	0.10		0.19	0.16	0.09		0.02

Net realized and unrealized gain (loss)	0.02		(0.17)	0.98	1.36		(0.23)

Total from investment operations	0.12		0.02	1.14	1.45		(0.21)

Distributions to shareholders from net investment income	(0.20)		(0.26)	(0.16)	(0.08)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.36)		(1.31)	(0.44)	(0.08)		—

Net asset value, end of period	$9.33		$10.57	$11.86	$11.16		$9.79

Total return(c)	0.38%		1.39%	10.37%	14.90%		(2.10)%

Net assets, end of period (in 000s)	$185		$162	$118	$87		$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.52%	0.69%	0.71	%(e)	0.75	%(e)

Ratio of total expenses to average net assets(d)	4.40	%(e)	5.15%	2.46%	4.43	%(e)	4.23	%(e)

Ratio of net investment income to average net assets	1.85	%(e)	1.80%	1.38%	1.01	%(e)	1.02	%(e)

Portfolio turnover rate(f)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.63		$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.12		0.23	0.21	0.15		0.03

Net realized and unrealized gain (loss)	0.02		(0.17)	0.98	1.34		(0.23)

Total from investment operations	0.14		0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.24)		(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.40)		(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$9.37		$10.63	$11.92	$11.20		$9.80

Total return(c)	0.46%		1.73%	10.82%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$6,155		$6,125	$11,811	$11,242		$9,748

Ratio of net expenses to average net assets(d)	0.09	%(e)	0.17%	0.30%	0.32	%(e)	0.34	%(e)

Ratio of total expenses to average net assets(d)	4.03	%(e)	4.28%	2.05%	3.78	%(e)	3.85	%(e)

Ratio of net investment income to average net assets	2.25	%(e)	2.11%	1.80%	1.70	%(e)	1.43	%(e)

Portfolio turnover rate(f)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.59		$11.87	$11.16	$9.79		$10.00

Net investment income(b)	0.09		0.18	0.15	0.11		0.02

Net realized and unrealized gain (loss)	0.02		(0.16)	0.98	1.33		(0.23)

Total from investment operations	0.11		0.02	1.13	1.44		(0.21)

Distributions to shareholders from net investment income	(0.19)		(0.25)	(0.14)	(0.07)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.35)		(1.30)	(0.42)	(0.07)		—

Net asset value, end of period	$9.35		$10.59	$11.87	$11.16		$9.79

Total return(c)	0.23%		1.33%	10.27%	14.83%		(2.10)%

Net assets, end of period (in 000s)	$13		$13	$12	$11		$10

Ratio of net expenses to average net assets(d)	0.59	%(e)	0.65%	0.79%	0.81	%(e)	0.84	%(e)

Ratio of total expenses to average net assets(d)	4.53	%(e)	5.18%	2.52%	4.26	%(e)	4.33	%(e)

Ratio of net investment income to average net assets	1.75	%(e)	1.70%	1.31%	1.20	%(e)	0.92	%(e)

Portfolio turnover rate(f)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.60		$11.89	$11.19	$9.79		$10.00

Net investment income(b)	0.13		0.22	0.19	0.07		0.02

Net realized and unrealized gain (loss)	—	(c)	(0.17)	0.98	1.42		(0.23)

Total from investment operations	0.13		0.05	1.17	1.49		(0.21)

Distributions to shareholders from net investment income	(0.22)		(0.29)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.38)		(1.34)	(0.47)	(0.09)		—

Net asset value, end of period	$9.35		$10.60	$11.89	$11.19		$9.79

Total return(d)	0.45%		1.65%	10.62%	15.16%		(2.00)%

Net assets, end of period (in 000s)	$210		$723	$509	$101		$10

Ratio of net expenses to average net assets(e)	0.22	%(f)	0.27%	0.44%	0.46	%(f)	0.49	%(f)

Ratio of total expenses to average net assets(e)	4.16	%(f)	4.91%	2.19%	6.85	%(f)	3.97	%(f)

Ratio of net investment income to average net assets	2.46	%(f)	2.07%	1.64%	0.77	%(f)	1.28	%(f)

Portfolio turnover rate(g)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.54		$11.82	$11.15	$9.79		$10.00

Net investment income(b)	0.08		0.19	0.12	0.09		0.01

Net realized and unrealized gain (loss)	0.01		(0.18)	0.98	1.34		(0.22)

Total from investment operations	0.09		0.01	1.10	1.43		(0.21)

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.15)	(0.07)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.33)		(1.29)	(0.43)	(0.07)		—

Net asset value, end of period	$9.30		$10.54	$11.82	$11.15		$9.79

Total return(c)	0.09%		1.20%	10.09%	14.66%		(2.10)%

Net assets, end of period (in 000s)	$13		$13	$38	$11		$10

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.84%	0.94%	0.97	%(e)	0.99	%(e)

Ratio of total expenses to average net assets(d)	4.66	%(e)	4.72%	2.67%	4.42	%(e)	4.48	%(e)

Ratio of net investment income to average net assets	1.61	%(e)	1.75%	1.06%	1.05	%(e)	0.77	%(e)

Portfolio turnover rate(f)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$10.63		$11.92	$11.20	$9.80		$10.00

Net investment income(b)	0.27		0.24	0.20	0.15		0.03

Net realized and unrealized gain (loss)	(0.13)		(0.18)	0.99	1.34		(0.23)

Total from investment operations	0.14		0.06	1.19	1.49		(0.20)

Distributions to shareholders from net investment income	(0.21)		(0.30)	(0.19)	(0.09)		—

Distributions to shareholders from net realized gains	(1.16)		(1.05)	(0.28)	—		—

Total distributions	(1.37)		(1.35)	(0.47)	(0.09)		—

Net asset value, end of period	$9.40		$10.63	$11.92	$11.20		$9.80

Total return(c)	0.48%		1.80%	10.85%	15.32%		(2.00)%

Net assets, end of period (in 000s)	$24		$394	$161	$27		$10

Ratio of net expenses to average net assets(d)	0.06	%(e)	0.09%	0.28%	0.29	%(e)	0.32	%(e)

Ratio of total expenses to average net assets(d)	4.05	%(e)	4.92%	2.01%	3.99	%(e)	3.92	%(e)

Ratio of net investment income to average net assets	5.01	%(e)	2.23%	1.76%	1.68	%(e)	1.45	%(e)

Portfolio turnover rate(f)	7%		148%	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.41		$10.45	$10.00

Net investment income(b)	0.10		0.19	0.05

Net realized and unrealized gain (loss)	(0.02)		(0.10)	0.40

Total from investment operations	0.08		0.09	0.45

Distributions to shareholders from net investment income	(0.22)		(0.10)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.22)		(0.13)	—

Net asset value, end of period	$10.27		$10.41	$10.45

Total return(c)	0.62%		0.96%	4.50%

Net assets, end of period (in 000s)	$25		$20	$10

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.50%	0.69	%(e)

Ratio of total expenses to average net assets(d)	4.12	%(e)	6.73%	8.72	%(e)

Ratio of net investment income to average net assets	1.79	%(e)	1.84%	1.44	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.43		$10.46	$10.00

Net investment income(b)	0.12		0.22	0.06

Net realized and unrealized gain (loss)	(0.01)		(0.09)	0.40

Total from investment operations	0.11		0.13	0.46

Distributions to shareholders from net investment income	(0.25)		(0.13)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.25)		(0.16)	—

Net asset value, end of period	$10.29		$10.43	$10.46

Total return(c)	0.90%		1.36%	4.60%

Net assets, end of period (in 000s)	$11		$11	$10

Ratio of net expenses to average net assets(d)	0.07	%(e)	0.14%	0.30	%(e)

Ratio of total expenses to average net assets(d)	3.71	%(e)	6.56%	8.34	%(e)

Ratio of net investment income to average net assets	2.24	%(e)	2.18%	1.84	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.40		$10.44	$10.00

Net investment income(b)	0.10		0.17	0.05

Net realized and unrealized gain (loss)	(0.02)		(0.09)	0.39

Total from investment operations	0.08		0.08	0.44

Distributions to shareholders from net investment income	(0.20)		(0.09)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.20)		(0.12)	—

Net asset value, end of period	$10.28		$10.40	$10.44

Total return(c)	0.63%		0.89%	4.40%

Net assets, end of period (in 000s)	$11		$11	$10

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.64%	0.80	%(e)

Ratio of total expenses to average net assets(d)	4.22	%(e)	7.06%	8.82	%(e)

Ratio of net investment income to average net assets	1.74	%(e)	1.68%	1.34	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.43		$10.46	$10.00

Net investment income(b)	0.12		0.21	0.06

Net realized and unrealized gain (loss)	(0.03)		(0.09)	0.40

Total from investment operations	0.09		0.12	0.46

Distributions to shareholders from net investment income	(0.24)		(0.12)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.24)		(0.15)	—

Net asset value, end of period	$10.28		$10.43	$10.46

Total return(c)	0.77%		1.15%	4.60%

Net assets, end of period (in 000s)	$11		$11	$10

Ratio of net expenses to average net assets(d)	0.21	%(e)	0.28%	0.44	%(e)

Ratio of total expenses to average net assets(d)	3.85	%(e)	6.70%	8.48	%(e)

Ratio of net investment income to average net assets	2.11	%(e)	2.04%	1.69	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.39		$10.44	$10.00

Net investment income(b)	0.09		0.16	0.04

Net realized and unrealized gain (loss)	(0.02)		(0.10)	0.40

Total from investment operations	0.07		0.06	0.44

Distributions to shareholders from net investment income	(0.19)		(0.08)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.19)		(0.11)	—

Net asset value, end of period	$10.27		$10.39	$10.44

Total return(c)	0.51%		0.68%	4.40%

Net assets, end of period (in 000s)	$11		$11	$10

Ratio of net expenses to average net assets(d)	0.71	%(e)	0.78%	0.94	%(e)

Ratio of total expenses to average net assets(d)	4.36	%(e)	7.20%	8.96	%(e)

Ratio of net investment income to average net assets	1.61	%(e)	1.55%	1.19	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.43		$10.46	$10.00

Net investment income(b)	0.12		0.23	0.06

Net realized and unrealized gain (loss)	—		(0.10)	0.40

Total from investment operations	0.12		0.13	0.46

Distributions to shareholders from net investment income	(0.26)		(0.13)	—

Distributions to shareholders from net realized gains	—		(0.03)	—

Total distributions	(0.26)		(0.16)	—

Net asset value, end of period	$10.29		$10.43	$10.46

Total return(c)	0.91%		1.37%	4.60%

Net assets, end of period (in 000s)	$7,553		$7,465	$5,178

Ratio of net expenses to average net assets(d)	0.06	%(e)	0.11%	0.28	%(e)

Ratio of total expenses to average net assets(d)	3.74	%(e)	6.49%	8.33	%(e)

Ratio of net investment income to average net assets	2.25	%(e)	2.24%	1.86	%(e)

Portfolio turnover rate(f)	6%		148%	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios*	A, Institutional, Service, Investor, R, R6	Diversified

*	Goldman Sachs Target Date Retirement Portfolio was formerly known as Goldman Sachs Target Date 2020 Portfolio. Effective December 27, 2019, the Portfolio changed its name to the Goldman Sachs Target Date Retirement Portfolio.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to primarily invest in shares of exchange-traded funds (“ETFs”) and/or mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds (“Underlying Funds”). Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  In-Kind Transactions — Each Portfolio may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Portfolio shares are valued in the same manner as they are valued for purposes of computing a Portolio’s NAV, in accordance with each Portfolio’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Portfolios’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,933,316	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(13,647)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$7,378,020	$—	$—

Investment Company	987	—	—

Total	$7,379,007	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(13,647)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$4,382,086	$—	$—

Investment Company	15,214	—	—

Total	$4,397,300	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(8,484)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,351,281	$—	$—

Investment Company	8,813	—	—

Total	$6,360,094	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(17,178)	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,811,695	$—	$—

Investment Company	37,731	—	—

Total	$6,849,426	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(16,997)	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,357,899	$—	$—

Investment Company	406,626	—	—

Total	$6,764,525	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(55,284)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$5,717,529	$—	$—

Investment Company	472,512	—	—

Total	$6,190,041	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(55,284)	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,075,610	$—	$—

Investment Company	411,015	—	—

Total	$6,486,625	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(55,284)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$6,990,438	$—	$—

Investment Company	507,560	—	—

Total	$7,497,998	$—	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(55,284)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Target Date Retirement Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(13,647)	(a)

Target Date 2025 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(13,647)	(a)

Target Date 2030 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(8,484)	(a)

Target Date 2035 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(17,178)	(a)

Target Date 2040 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(16,997)	(a)

Target Date 2045 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(55,284)	(a)

(a)	Includes unrealized loss on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2050 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(55,284)	(a)

Target Date 2055 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(55,284)	(a)

Target Date 2060 Portfolio
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
		$—	Variation margin on futures contracts	$(55,284)	(a)

(a)	Includes unrealized loss on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Target Date Retirement Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$12,850	$(9,135)	2

Target Date 2025 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$12,850	$(9,135)	2

Target Date 2030 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$11,406	$(3,972)	2

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2020.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Target Date 2035 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$10,172	$(12,666)	2

Target Date 2040 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$16,372	$(10,229)	3

Target Date 2045 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$29,908	$(50,019)	5

Target Date 2050 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$29,893	$(50,004)	5

Target Date 2055 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$29,893	$(50,004)	5

Target Date 2060 Portfolio
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$29,908	$(50,019)	5

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2020, contractual and effective net management fees with GSAM for Target Date Retirement, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios were at the following rates:

	Contractual Management Rate
Portfolio	First $2 billion	Next $3 billion	Over $5 billion	Effective Rate	Effective Net Management Rate*
Target Date Retirement Portfolio	0.25%	0.23%	0.21%	0.25	0.08
Target Date 2025	0.25	0.23	0.21	0.25	0.07
Target Date 2030	0.25	0.23	0.21	0.25	0.07
Target Date 2035	0.25	0.23	0.21	0.25	0.05
Target Date 2040	0.25	0.23	0.21	0.25	0.05
Target Date 2045	0.25	0.23	0.21	0.25	0.03
Target Date 2050	0.25	0.23	0.21	0.25	0.03
Target Date 2055	0.25	0.23	0.21	0.25	0.03
Target Date 2060	0.25	0.23	0.21	0.25	0.03

*	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Portfolios invest in Class R6 Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), as well as various Goldman Sachs ETFs, all of which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the six months ended February 29, 2020, the management fee waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived
Target Date Retirement Portfolio	$3,992
Target Date 2025	4,466
Target Date 2030	3,209
Target Date 2035	4,988
Target Date 2040	5,465
Target Date 2045	6,290
Target Date 2050	5,748
Target Date 2055	5,903
Target Date 2060	6,346

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 29, 2020 , Goldman Sachs retained the following amounts:

Front End Sales Charge
Portfolio	Class A
Target Date Retirement	$21
Target Date 2025	84
Target Date 2030	305
Target Date 2035	53
Target Date 2040	29
Target Date 2045	94
Target Date 2050	1,562
Target Date 2055	116

D.  Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Class R6 Shares of each Portfolio through at least December 27, 2020 and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.024% for each of the Target Date Retirement Portfolio, Target Date 2030, Target Date 2040 and Target Date 2050 Portfolios and 0.014% for each of the Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 Portfolios. These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Target Date Retirement	$6,205	$312	$137,282	$143,799
Target Date 2025	6,744	28	138,170	144,942
Target Date 2030	4,744	168	138,476	143,388
Target Date 2035	7,191	10	138,957	146,158
Target Date 2040	7,734	341	138,633	146,708
Target Date 2045	8,670	17	139,773	148,460
Target Date 2050	7,913	291	205,538	213,742
Target Date 2055	8,138	3	138,880	147,021
Target Date 2060	8,739	396	137,252	146,387

G.  Line of Credit Facility — As of February 29, 2020, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other Portfolios of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Portfolios did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 29, 2020, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The tables below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended February 29, 2020:

Target Date Retirement Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$91,787	$—	$—	$—	$(731)	$91,056	1,864	$2,310
Goldman Sachs Access Inflation Protected USD Bond ETF	—	438,612	(45,132)	435	10,899	404,814	7,491	1,686
Goldman Sachs Access Investment Grade Corporate Bond ETF	2,425,992	224,678	(1,064,618)	101,006	(68,116)	1,618,942	29,925	34,364
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	300,346	—	(59,619)	5,723	(1,037)	245,413	7,914	5,850
Goldman Sachs ActiveBeta International Equity ETF	705,257	—	(133,915)	9,828	(18,447)	562,723	20,888	7,560
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,285,186	135,212	(269,905)	31,103	(1,533)	1,180,063	19,671	11,070
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	68,408	113,717	—	—	(16,316)	165,809	3,981	959
Goldman Sachs Financial Square Government Fund — Class R6 Shares	313,342	511,854	(825,196)	—	—	—	—	861

Total	$5,190,318	$1,424,073	$(2,398,385)	$148,095	$(95,281)	$4,268,820		$64,660

Target Date 2025 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$83,958	$—	$—	$—	$(669)	$83,289	1,705	$2,113
Goldman Sachs Access Inflation Protected USD Bond ETF	—	448,407	(30,097)	280	11,569	430,159	7,960	1,723
Goldman Sachs Access Investment Grade Corporate Bond ETF	2,256,142	160,285	(926,429)	90,071	(59,859)	1,520,210	28,100	30,433
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	423,878	—	(140,970)	9,626	(544)	291,990	9,416	7,643
Goldman Sachs ActiveBeta International Equity ETF	945,482	80,715	(153,185)	7,849	(33,382)	847,479	31,458	10,040
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,751,012	256,491	(350,736)	32,232	(4,120)	1,684,879	28,086	14,864

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2025 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	$112,785	$114,328	$—	$—	$(17,613)	$209,500	5,030	$1,280
Goldman Sachs Financial Square Government Fund — Class R6 Shares	144,893	817,211	(961,117)	—	—	987	987	586

Total	$5,718,150	$1,877,437	$(2,562,534)	$140,058	$(104,618)	$5,068,493		$68,682

Target Date 2030 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$56,431	$—	$—	$—	$(449)	$55,982	1,146	$1,420
Goldman Sachs Access Inflation Protected USD Bond ETF	—	307,361	(45,132)	434	7,267	269,930	4,995	1,182
Goldman Sachs Access Investment Grade Corporate Bond ETF	1,370,390	55,010	(658,376)	63,260	(47,241)	783,043	14,474	17,778
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	356,024	—	(179,097)	10,831	(706)	187,052	6,032	6,169
Goldman Sachs ActiveBeta International Equity ETF	803,172	30,093	(207,859)	11,193	(21,828)	614,771	22,820	8,283
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,513,610	178,100	(444,568)	27,981	1,044	1,276,167	21,273	12,961
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	67,380	30,240	(19,795)	(127)	(4,727)	72,971	1,752	519
Goldman Sachs Financial Square Government Fund — Class R6 Shares	148,406	447,271	(580,463)	—	—	15,214	15,214	853

Total	$4,315,413	$1,048,075	$(2,135,290)	$113,572	$(66,640)	$3,275,130		$49,165

Target Date 2035 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$82,973	$—	$—	$—	$(661)	$82,312	1,685	$2,089
Goldman Sachs Access Inflation Protected USD Bond ETF	—	443,929	(60,146)	565	10,630	394,978	7,309	1,707

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2035 Portfolio (continued)
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$1,498,293	$49,978	$(573,409)	$51,854	$(30,140)	$996,576	18,421	$20,954
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	553,389	—	(257,739)	18,937	(859)	313,728	10,117	9,724
Goldman Sachs ActiveBeta International Equity ETF	1,260,717	76,376	(255,902)	13,993	(38,839)	1,056,345	39,211	13,872
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,365,931	292,328	(522,026)	34,147	10,017	2,180,397	36,346	21,150
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	186,590	—	(92,402)	5,489	(925)	98,752	2,371	1,150
Goldman Sachs Financial Square Government Fund — Class R6 Shares	115,949	429,659	(536,795)	—	—	8,813	8,813	705

Total	$6,063,842	$1,292,270	$(2,298,419)	$124,985	$(50,777)	$5,131,901		$71,351

Target Date 2040 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$193,571	$—	$(89,747)	$4,019	$(3,988)	$103,855	2,126	$3,824
Goldman Sachs Access Inflation Protected USD Bond ETF	—	251,207	—	—	6,942	258,149	4,777	965
Goldman Sachs Access Investment Grade Corporate Bond ETF	789,374	—	(222,962)	19,532	(6,371)	579,573	10,713	11,473
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	668,576	—	(254,128)	16,998	(1,027)	430,419	13,880	11,969
Goldman Sachs ActiveBeta International Equity ETF	1,537,906	90,419	(237,866)	7,000	(43,778)	1,353,681	50,248	16,831
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,936,724	317,459	(500,120)	19,924	18,787	2,792,774	46,554	25,804
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	223,600	28,665	(39,546)	(255)	(7,879)	204,585	4,912	1,546
Goldman Sachs Financial Square Government Fund — Class R6 Shares	191,592	470,410	(624,271)	—	—	37,731	37,731	1,247

Total	$6,541,343	$1,158,160	$(1,968,640)	$67,218	$(37,314)	$5,760,767		$73,659

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2045 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$290,381	$—	$(145,078)	$6,725	$(5,967)	$146,061	2,990	$6,127
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	793,322	—	(266,819)	17,210	(15)	543,698	17,533	14,882
Goldman Sachs ActiveBeta International Equity ETF	1,814,152	133,819	(289,125)	536	(45,272)	1,614,110	59,915	20,883
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	3,354,940	131,211	(617,369)	58,155	19,412	2,946,349	49,114	29,059
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	332,615	—	(94,127)	4,630	(4,588)	238,530	5,727	2,301
Goldman Sachs Financial Square Government Fund—Class R6 Shares	319,828	1,233,417	(1,146,619)	—	—	406,626	406,626	3,201

Total	$6,905,238	$1,498,447	$(2,559,137)	$87,256	$(36,430)	$5,895,374		$76,453

Target Date 2050 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$269,798	$—	$(136,294)	$6,314	$(5,578)	$134,240	2,748	$5,682
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	710,771	—	(245,602)	17,459	(733)	481,895	15,540	13,490
Goldman Sachs ActiveBeta International Equity ETF	1,632,326	201,033	(300,350)	5,745	(50,049)	1,488,705	55,260	19,067
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,994,672	220,411	(700,991)	72,862	4,734	2,591,688	43,202	26,353
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	288,238	39,976	(69,362)	2,853	(9,723)	251,982	6,050	1,960
Goldman Sachs Financial Square Government Fund — Class R6 Shares	326,573	1,525,858	(1,379,919)	—	—	472,512	472,512	3,320

Total	$6,222,378	$1,987,278	$(2,832,518)	$105,233	$(61,349)	$5,421,022		$69,872

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Target Date 2055 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$284,768	$—	$(148,971)	$6,324	$(5,439)	$136,682	2,798	$5,954
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	735,869	—	(227,392)	15,146	(174)	523,449	16,880	13,861
Goldman Sachs ActiveBeta International Equity ETF	1,692,168	123,345	(220,263)	(2,165)	(43,712)	1,549,373	57,512	19,525
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	3,105,428	128,222	(523,427)	46,369	22,745	2,779,337	46,330	27,060
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	296,634	—	(18,795)	(121)	(7,285)	270,433	6,493	2,047
Goldman Sachs Financial Square Government Fund — Class R6 Shares	306,031	1,148,852	(1,043,868)	—	—	411,015	411,015	2,960

Total	$6,420,898	$1,400,419	$(2,182,716)	$65,553	$(33,865)	$5,670,289		$71,407

Target Date 2060 Portfolio
Underlying Fund	Market Value as of 8/31/2019	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in unrealized Gain/(Loss)	Market Value as of 2/29/2020	Shares as of 2/29/2020	Dividend Income
Goldman Sachs Access High Yield Corporate Bond ETF	$292,696	$—	$(148,721)	$6,756	$(5,940)	$144,791.00	2,964	$6,157
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	742,689	—	(163,329)	14,183	(973)	592,570	19,109	14,304
Goldman Sachs ActiveBeta International Equity ETF	1,710,386	108,869	—	—	(60,746)	1,758,509	65,275	20,383
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	3,176,017	66,503	—	—	46,132	3,288,652	54,820	28,207
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	317,794	—	—	—	(8,793)	309,001	7,419	2,283
Goldman Sachs Financial Square Government Fund — Class R6 Shares	319,090	369,304	(180,834)	—	—	507,560	507,560	3,338

Total	$6,558,672	$544,676	$(492,884)	$20,939	$(30,320)	$6,601,083		$74,672

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date Retirement Portfolio	32%	100%	100%	—	100%	89%
Target Date 2025	6	100	100	28	100	—
Target Date 2030	6	80	100	—	100	86
Target Date 2035	5	100	100	37	100	—
Target Date 2040	17	99	100	6	100	96
Target Date 2045	7	100	100	7	100	5
Target Date 2050	0	72	100	10	100	98
Target Date 2055	7	100	100	6	100	54
Target Date 2060	43	100	100	100	100	100

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were:

Portfolio	Purchases	Sales and Maturities
Target Date Retirement	$3,129,996	$3,339,533
Target Date 2025	2,787,473	3,050,302
Target Date 2030	1,454,749	2,545,853
Target Date 2035	2,072,695	3,220,729
Target Date 2040	1,214,356	1,976,517
Target Date 2045	558,120	1,789,200
Target Date 2050	715,324	1,784,724
Target Date 2055	509,175	1,460,533
Target Date 2060	472,985	576,686

GOLDMAN SACHS TARGET DATE PORTFOLIOS

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2019, the Portfolios’ certain timing differences on a tax basis were as follows:

	Target Date Retirement	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Timing Differences (Post October Capital Loss Deferral)	$(57,164)	$(152,454)	$(170,134)	$(169,728)	$(85,982)	$(216,103)	$(71,236)	$(258,590)	$(86,928)

As of February 29, 2020, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date Retirement	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$6,490,840	$6,963,001	$4,121,439	$5,956,181	$6,452,750	$6,438,204	$5,930,707	$6,196,678	$7,199,436
Gross unrealized gain	467,806	454,108	292,120	422,552	418,169	348,325	292,069	315,798	344,895
Gross unrealized loss	(25,330)	(38,102)	(16,259)	(18,639)	(21,493)	(22,004)	(32,735)	(25,851)	(46,333)
Net unrealized gains (losses)	$442,476	$416,006	$275,861	$403,913	$396,676	$326,321	$259,334	$289,947	$298,562

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Portfolios’ or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio or Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio or Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio or Underlying Fund and its investments. Additionally, a Portfolio or Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio or Underlying Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date Retirement Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	658	$6,307	5,665	$52,126
Reinvestment of distributions	120	1,140	387	3,345
Shares redeemed	(3,784)	(36,231)	(5,157)	(47,388)
	(3,006)	(28,784)	895	8,083
Institutional Shares
Shares sold	—	—	1	6
Reinvestment of distributions	50	478	82	710
Shares redeemed	—	—	(1)	(6)
	50	478	82	710
Service Shares
Reinvestment of distributions	43	415	75	650
	43	415	75	650
Investor Shares
Shares sold	6,382	61,571	26,298	236,944
Reinvestment of distributions	4,935	47,136	6,941	60,097
Shares redeemed	(84,789)	(818,151)	(4,441)	(40,896)
	(73,472)	(709,444)	28,798	256,145
Class R Shares
Shares sold	—	—	17	152
Reinvestment of distributions	41	399	85	734
Shares redeemed	—	—	(193)	(1,645)
	41	399	(91)	(759)
Class R6 Shares
Shares sold	32,707	315,693	631,989	5,774,200
Reinvestment of distributions	25,608	245,286	253,020	2,212,945
Shares redeemed in connection with in-kind transactions	—	—	(4,478,217)	(39,184,399)
Shares redeemed	(17,065)	(163,906)	(525,143)	(4,763,501)
	41,250	397,073	(4,118,351)	(35,960,755)

NET DECREASE	(35,094)	$(339,863)	(4,088,592)	$(35,695,926)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2025 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,477	$27,010	24,695	$252,106
Reinvestment of distributions	1,138	12,240	1,080	10,582
Shares redeemed	(20,699)	(224,529)	(1,588)	(16,684)
	(17,084)	(185,279)	24,187	246,004
Institutional Shares
Shares sold	—	—	7	73
Reinvestment of distributions	36,011	387,364	44,071	431,780
Shares redeemed	—	—	(414,292)	(4,350,073)
	36,011	387,364	(370,214)	(3,918,220)
Service Shares
Reinvestment of distributions	61	652	76	744
	61	652	76	744
Investor Shares
Shares sold	6,478	70,685	17,049	177,631
Reinvestment of distributions	3,175	34,076	3,004	29,361
Shares redeemed	(59,592)	(646,021)	(16)	(164)
	(49,939)	(541,260)	20,037	206,828
Class R Shares
Shares sold	—	—	533	5,758
Reinvestment of distributions	59	633	74	724
Shares redeemed	—	—	(533)	(5,614)
	59	633	74	868
Class R6 Shares
Shares sold	45,477	494,695	10,767	111,836
Reinvestment of distributions	64	688	1,338	13,097
Shares redeemed	(25,541)	(278,140)	(5,744)	(61,150)
	20,000	217,243	6,361	63,783

NET DECREASE	(10,892)	$(120,647)	(319,479)	$(3,399,993)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2030 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares	—	—	—	—
Shares sold	9,363	$87,830	13,649	$120,996
Reinvestment of distributions	4,154	34,879	2,283	20,039
Shares redeemed	(7,634)	(73,243)	(31,881)	(280,844)
	5,883	49,466	(15,949)	(139,809)
Institutional Shares
Shares sold	66	632	287	2,602
Reinvestment of distributions	326	2,752	93	812
Shares redeemed	(36)	(326)	(3)	(22)
	356	3,058	377	3,392
Service Shares
Shares sold	—	—	15,967	140,512
Reinvestment of distributions	221	1,856	269	2,304
Shares redeemed	—	—	(16,156)	(151,868)
	221	1,856	80	(9,052)
Investor Shares
Shares sold	15,069	137,525	34,278	314,744
Reinvestment of distributions	34,353	289,355	9,876	86,376
Shares redeemed	(97,029)	(825,684)	(18,345)	(162,065)
	(47,607)	(398,804)	25,809	239,055
Class R Shares
Shares sold	—	—	28	250
Reinvestment of distributions	249	2,088	203	1,772
Shares redeemed	—	—	(2,016)	(17,096)
	249	2,088	(1,785)	(15,074)
Class R6 Shares
Shares sold	11,386	101,604	314,837	2,914,696
Reinvestment of distributions	66,305	560,445	459,899	4,054,743
Shares redeemed in connection with in-kind transactions	—	—	(7,457,175)	(65,474,000)
Shares redeemed	(75,550)	(728,254)	(628,671)	(5,852,081)
	2,141	(66,205)	(7,311,110)	(64,356,642)

NET DECREASE	(38,757)	(408,541)	(7,302,578)	(64,278,130)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2035 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,685	$18,571	16,221	$167,685
Reinvestment of distributions	2,040	21,487	1,192	11,723
Shares redeemed	(6,438)	(70,242)	(465)	(4,986)
	(2,713)	(30,184)	16,948	174,422
Institutional Shares
Shares sold	12	139	1	6
Reinvestment of distributions	51,625	547,186	48,450	479,189
Shares redeemed	—	—	(493,544)	(5,350,006)
	51,637	547,325	(445,093)	(4,870,811)
Service Shares
Reinvestment of distributions	104	1,100	98	968
	104	1,100	98	968
Investor Shares
Shares sold	6,841	74,817	17,051	180,359
Reinvestment of distributions	8,974	94,718	8,255	81,425
Shares redeemed	(102,521)	(1,096,949)	(13,617)	(145,873)
	(86,706)	(927,414)	11,689	115,911
Class R Shares
Reinvestment of distributions	102	1,079	97	955
Shares redeemed	—	—	(8)	(70)
	102	1,079	89	885
Class R6 Shares
Shares sold	19,530	209,231	28,174	297,030
Reinvestment of distributions	955	10,110	2,368	23,390
Shares redeemed	(35,289)	(386,851)	(18,464)	(199,305)
	(14,804)	(167,510)	12,078	121,115

NET DECREASE	(52,380)	$(575,604)	(404,191)	$(4,457,510)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2040 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	799	$7,067	3,856	$33,817
Reinvestment of distributions	1,534	12,663	438	3,694
Shares redeemed	(1,526)	(13,590)	(901)	(8,433)
	807	6,140	3,393	29,078
Institutional Shares
Shares sold	10	90	—	—
Reinvestment of distributions	254	2,111	107	904
	264	2,201	107	904
Service Shares
Reinvestment of distributions	244	2,016	99	840
	244	2,016	99	840
Investor Shares
Shares sold	7,226	64,692	14,683	130,541
Reinvestment of distributions	14,163	117,436	5,765	48,648
Shares redeemed	(66,425)	(560,679)	(14,032)	(125,063)
	(45,036)	(378,551)	6,416	54,126
Class R Shares
Shares sold	—	—	46	396
Reinvestment of distributions	243	1,994	298	2,512
Shares redeemed	—	—	(2,792)	(22,618)
	243	1,994	(2,448)	(19,710)
Class R6 Shares
Shares sold	17,577	152,186	687,591	6,217,119
Reinvestment of distributions	129,849	1,081,445	379,957	3,240,146
Shares redeemed in connection with in-kind transactions	—	—	(4,786,320)	(40,635,861)
Shares redeemed	(72,705)	(674,689)	(688,584)	(6,152,676)
	74,721	558,942	(4,407,356)	(37,331,272)

NET INCREASE (DECREASE)	31,243	192,742	(4,399,789)	(37,266,034)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2045 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,329	$24,954	5,312	$56,140
Reinvestment of distributions	1,721	18,008	1,097	10,785
Shares redeemed	(978)	(10,554)	(137)	(1,463)
	3,072	32,408	6,272	65,462
Institutional Shares
Shares sold	117	1,457	366	3,884
Reinvestment of distributions	64,817	682,308	59,682	588,234
Shares redeemed	(4)	(39)	(467,008)	(5,151,074)
	64,930	683,726	(406,960)	(4,558,956)
Service Shares
Reinvestment of distributions	124	1,301	115	1,126
	124	1,301	115	1,126
Investor Shares
Shares sold	13,919	152,797	22,010	235,130
Reinvestment of distributions	9,915	104,090	6,709	66,026
Shares redeemed	(86,028)	(921,033)	(352)	(3,779)
	(62,194)	(664,146)	28,367	297,377
Class R Shares
Shares sold	—	—	35	386
Reinvestment of distributions	122	1,279	391	3,843
Shares redeemed	—	—	(2,829)	(27,061)
	122	1,279	(2,403)	(22,832)
Class R6 Shares
Shares sold	4,356	46,746	43,981	462,517
Reinvestment of distributions	2,605	27,396	3,279	32,290
Shares redeemed	(48,023)	(525,841)	(1,290)	(14,047)
	(41,062)	(451,699)	45,970	480,760

NET DECREASE	(35,008)	(397,131)	(328,639)	(3,737,063)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2050 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares	—	—	—	—
Shares sold	25,443	$246,574	14,466	$140,963
Reinvestment of distributions	6,664	62,375	1,593	15,098
Shares redeemed	(2,201)	(22,335)	(1,056)	(9,921)
	29,906	286,614	15,003	146,140
Institutional Shares
Shares sold	155	1,572	371	3,673
Reinvestment of distributions	295	2,782	92	872
Shares redeemed	(40)	(409)	(3)	(30)
	410	3,945	460	4,515
Service Shares
Reinvestment of distributions	209	1,962	79	751
	209	1,962	79	751
Investor Shares
Shares sold	11,700	118,812	23,759	240,540
Reinvestment of distributions	18,589	174,877	6,151	58,460
Shares redeemed	(114,494)	(1,101,832)	(9,159)	(89,911)
	(84,205)	(808,143)	20,751	209,089
Class R Shares
Reinvestment of distributions	207	1,938	77	734
Shares redeemed	—	—	(3)	(26)
	207	1,938	74	708
Class R6 Shares
Shares sold	8,572	83,227	532,889	5,409,723
Reinvestment of distributions	93,381	881,219	183,627	1,765,302
Shares redeemed in connection with in-kind transactions	—	—	(2,487,689)	(23,832,062)
Shares redeemed	(37,058)	(385,559)	(404,838)	(4,081,847)
	64,895	578,887	(2,176,011)	(20,738,884)

NET INCREASE (DECREASE)	11,422	65,203	(2,139,644)	(20,377,681)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2055 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,686	$28,400	4,295	$44,449
Reinvestment of distributions	2,300	23,251	1,421	13,894
Shares redeemed	(404)	(4,204)	(390)	(3,936)
	4,582	47,447	5,326	54,407
Institutional Shares
Shares sold	99	1,062	259	2,718
Reinvestment of distributions	80,456	818,684	71,059	697,581
Shares redeemed	(41)	(595)	(486,181)	(5,450,081)
	80,514	819,151	(414,863)	(4,749,782)
Service Shares
Reinvestment of distributions	160	1,623	142	1,388
	160	1,623	142	1,388
Investor Shares
Shares sold	10,438	111,818	20,520	218,303
Reinvestment of distributions	10,034	101,821	6,628	64,947
Shares redeemed	(66,102)	(685,182)	(1,799)	(19,802)
	(45,630)	(471,543)	25,349	263,448
Class R Shares
Shares sold	—	—	17	185
Reinvestment of distributions	159	1,604	436	4,246
Shares redeemed	—	—	(2,480)	(23,437)
	159	1,604	(2,027)	(19,006)
Class R6 Shares
Shares sold	2,606	27,547	24,316	253,002
Reinvestment of distributions	178	1,811	2,340	22,950
Shares redeemed	(37,297)	(404,444)	(3,121)	(34,073)
	(34,513)	(375,086)	23,535	241,879

NET INCREASE (DECREASE)	5,272	23,196	(362,538)	(4,207,666)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2060 Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	465	$5,161	1,009	$10,205
Reinvestment of distributions	42	476	14	125
Shares redeemed	(3)	(28)	(123)	(1,268)
	504	5,609	900	9,062
Institutional Shares
Reinvestment of distributions	24	257	16	151
	24	257	16	151
Service Shares
Reinvestment of distributions	18	204	13	118
	18	204	13	118
Investor Shares
Reinvestment of distributions	22	243	15	142
	22	243	15	142
Class R Shares
Reinvestment of distributions	17	190	12	108
	17	190	12	108
Class R6 Shares
Shares sold	2,494	28,175	208,758	2,049,999
Reinvestment of distributions	16,367	182,658	11,708	107,558
Shares redeemed	(1)	(9)	—	—
	18,860	210,824	220,466	2,157,557

NET INCREASE	19,445	$217,327	221,422	$2,167,138

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 4-5, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 29, 2020 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days out of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date Retirement Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Class A
Actual	$1,000.00	$1,019.70		$2.66	$1,000.00	$1,017.20		$2.56	$1,000.00	$1,013.80		$2.55
Hypothetical 5% return	1,000.00	1,022.23	+	2.66	1,000.00	1,022.23	+	2.56	1,000.00	1,022.23	+	2.56
Institutional
Actual	1,000.00	1,021.90		0.65	1,000.00	1,019.40		0.65	1,000.00	1,015.30		0.60
Hypothetical 5% return	1,000.00	1,024.22	+	0.65	1,000.00	1,024.22	+	0.65	1,000.00	1,024.27	+	0.60
Service
Actual	1,000.00	1,019.30		3.21	1,000.00	1,016.80		3.06	1,000.00	1,014.10		3.15
Hypothetical 5% return	1,000.00	1,021.68	+	3.22	1,000.00	1,021.68	+	3.07	1,000.00	1,021.68	+	3.17
Investor
Actual	1,000.00	1,020.70		1.41	1,000.00	1,019.30		1.31	1,000.00	1,015.50		1.30
Hypothetical 5% return	1,000.00	1,023.47	+	1.41	1,000.00	1,023.57	+	1.31	1,000.00	1,023.57	+	1.31
Class R
Actual	1,000.00	1,019.20		3.87	1,000.00	1,016.40		3.81	1,000.00	1,013.10		3.80
Hypothetical 5% return	1,000.00	1,021.03	+	3.87	1,000.00	1,021.03	+	3.82	1,000.00	1,021.03	+	3.82
Class R6
Actual	1,000.00	1,022.00		0.65	1,000.00	1,019.80		0.50	1,000.00	1,015.50		0.55
Hypothetical 5% return	1,000.00	1,024.22	+	0.65	1,000.00	1,024.37	+	0.50	1,000.00	1,024.32	+	0.55

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date Retirement Portfolio	0.53%	0.13%	0.64%	0.28%	0.77%	0.13%
Target Date 2025 Portfolio	0.51	0.13	0.61	0.26	0.76	0.10
Target Date 2030 Portfolio	0.51	0.12	0.63	0.26	0.76	0.11

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 29, 2020 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Class A
Actual	$1,000.00	$1,013.50		$2.45	$1,000.00	$1,010.10		$2.45	$1,000.00	$1,002.40		$2.34
Hypothetical 5% return	1,000.00	1,022.43	+	2.46	1,000.00	1,022.43	+	2.46	1,000.00	1,022.43	+	2.36
Institutional
Actual	1,000.00	1,013.90		0.55	1,000.00	1,011.90		0.55	1,000.00	1,004.40		0.45
Hypothetical 5% return	1,000.00	1,024.32	+	0.55	1,000.00	1,024.32	+	0.55	1,000.00	1,024.42	+	0.45
Service
Actual	1,000.00	1,011.40		3.00	1,000.00	1,010.00		3.00	1,000.00	1,002.00		2.94
Hypothetical 5% return	1,000.00	1,021.88	+	3.02	1,000.00	1,021.88	+	3.02	1,000.00	1,021.88	+	2.97
Investor
Actual	1,000.00	1,013.70		1.20	1,000.00	1,010.90		1.20	1,000.00	1,004.40		1.05
Hypothetical 5% return	1,000.00	1,023.67	+	1.21	1,000.00	1,023.67	+	1.21	1,000.00	1,023.82	+	1.06
Class R
Actual	1,000.00	1,011.00		3.65	1,000.00	1,008.70		3.70	1,000.00	1,001.50		3.58
Hypothetical 5% return	1,000.00	1,021.18	+	3.67	1,000.00	1,021.18	+	3.72	1,000.00	1,021.18	+	3.62
Class R6
Actual	1,000.00	1,013.70		0.45	1,000.00	1,012.10		0.45	1,000.00	1,004.40		0.30
Hypothetical 5% return	1,000.00	1,024.42	+	0.45	1,000.00	1,024.42	+	0.45	1,000.00	1,024.57	+	0.30

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2035 Portfolio	0.49%	0.11%	0.60%	0.24%	0.73%	0.09%
Target Date 2040 Portfolio	0.49	0.11	0.60	0.24	0.74	0.09
Target Date 2045 Portfolio	0.47	0.09	0.59	0.21	0.72	0.06

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended February 29, 2020 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Class A
Actual	$1,000.00	$1,000.60		$2.34	$1,000.00	$1,003.80		$2.34	$1,000.00	$1,006.20		$2.34
Hypothetical 5% return	1,000.00	1,022.53	+	2.36	1,000.00	1,022.53	+	2.36	1,000.00	1,022.53	+	2.36
Institutional
Actual	1,000.00	1,003.40		0.50	1,000.00	1,004.60		0.45	1,000.00	1,009.00		0.35
Hypothetical 5% return	1,000.00	1,024.37	+	0.50	1,000.00	1,024.42	+	0.45	1,000.00	1,024.52	+	0.35
Service
Actual	1,000.00	1,000.20		2.98	1,000.00	1,002.30		2.94	1,000.00	1,006.30		2.84
Hypothetical 5% return	1,000.00	1,021.88	+	3.02	1,000.00	1,021.88	+	2.97	1,000.00	1,021.88	+	2.87
Investor
Actual	1,000.00	1,002.40		1.10	1,000.00	1,004.50		1.10	1,000.00	1,007.70		1.05
Hypothetical 5% return	1,000.00	1,023.77	+	1.11	1,000.00	1,023.77	+	1.11	1,000.00	1,023.82	+	1.06
Class R
Actual	1,000.00	999.10		3.63	1,000.00	1,000.90		3.58	1,000.00	1,005.10		3.54
Hypothetical 5% return	1,000.00	1,021.23	+	3.67	1,000.00	1,021.23	+	3.62	1,000.00	1,021.23	+	3.57
Class R6
Actual	1,000.00	1,003.60		0.35	1,000.00	1,004.80		0.30	1,000.00	1,009.10		0.30
Hypothetical 5% return	1,000.00	1,024.52	+	0.35	1,000.00	1,024.57	+	0.30	1,000.00	1,024.57	+	0.30

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolios	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2050 Portfolio	0.47%	0.10%	0.60%	0.22%	0.73%	0.07%
Target Date 2055 Portfolio	0.47	0.09	0.59	0.22	0.72	0.06
Target Date 2060 Portfolio	0.47	0.07	0.57	0.21	0.71	0.06

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s website at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved 00085-OTU-1180295 TARGDATESAR-20/332

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 5, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	May 5, 2020